                                                       '33 ACT FILE NO.333-40455
                                                       '40 ACT FILE NO.811-08495

   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 1998

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]
                         POST-EFFECTIVE AMENDMENT NO. 10
                                     AND/OR
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]
                                AMENDMENT NO. 11
                        (CHECK APPROPRIATE BOX OR BOXES)
                       NATIONWIDE INVESTING FOUNDATION III
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
MORLEY CAPITAL ACCUMULATION FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND

                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (614) 249-7855

                        SEND COPIES OF COMMUNICATIONS TO:
                             MS. ELIZABETH A. DAVIN
                      DRUEN, DIETRICH, REYNOLDS AND KOOGLER
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

It is proposed that this filing will become effective:

[X]      60 days after filing pursuant to paragraph (a) (1) of Rule 485.

                      NATIONWIDE INVESTING FOUNDATION III

NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
NATIONWIDE S&P 500 INDEX FUND
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
NATIONWIDE MONEY MARKET FUND
MORLEY CAPITAL ACCUMULATION FUND
PRESTIGE LARGE CAP VALUE FUND
PRESTIGE LARGE CAP GROWTH FUND
PRESTIGE SMALL CAP FUND
PRESTIGE BALANCED FUND
PRESTIGE INTERNATIONAL FUND

                              CROSS REFERENCE SHEET

N-1A ITEM NO.         LOCATION                                                         LOCATION
                                     PART A
Item 1.               Cover Page                                                       Cover Page
Item 2.               Risk/Return Summary: Investments,                                Fund Summaries
                      Risks, and Performance
Item 3.               Risk/Return Summary: Fee Table                                   Fees and Expenses
Item 4.               Investment Objectives, Principal                                 Fund Summaries
                      Investment Strategies, and Related Risks
Item 5.               Managements Discussion of Fund                                   *
                      Performance
Item 6.               Management, Organization, and Capital                            Management
                      Structure
Item 7.               Shareholder Information                                          Buying,Selling and Exchanging
                                                                                       Fund Shares
Item 8.               Distribution Arrangements                                        Distribution Plan
Item 9.               Financial Highlights Information                                 Financial Highlights

                                     PART B
Item 10.             Cover Page and Table of Contents                                  Cover Page and Table of Contents
Item 11.             Fund History                                                      General Information and History
Item 12.             Description of the Funds and their Investments                    Investment Objectives and Policies
                     and Risks
Item 13.             Management of the Funds                                           Trustees and Officers of the Trust;
Item 14.             Control Persons and Principal Holders of Securities               Major Shareholders
Item 15.             Investment Advisory and Other Services                            Investment Advisory and Other Services
Item 16.             Brokerage Allocation and Other Practices                          Brokerage Allocation
Item 17.             Capital Stock and Other Securities                                Additional Information
Item 18.             Purchase, Redemption and Pricing                                  Additional Information on Purchases and
                                                                                       Sales
Item 19.             Taxation of the Funds                                             Additional General Tax Information
Item 20.             Underwriters                                                      *
Item 21.             Calculation of Performance Data                                   Fund Performance Advertising
Item 22.             Financial Statements                                              *

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration statement.

* Not applicable or negative answer.

The Prospectuses and Statements of Additional Information for the Local Fund Shares and the Class R and Class Y shares of the S&P 500 Index Fund, the Class R shares of the Money Market Fund, the Large Cap Value Fund, Large Cap Growth Fund, Small Cap Fund, Balanced Fund and International Fund and the Morley Capitol Accumulation Fund are incorporated by reference into this filing of Post-Effective Amendment No. 10 to the Registration Statement.

                       Nationwide Advisory Services, Inc.

                            PROSPECTUS March 1, 1999

                           Nationwide Family of Funds




This prospectus was filed with the Securities and Exchange Commission. In accepting mutual fund prospectuses for filing, the SEC does not determine whether the funds discussed are good investments, nor does it determine whether the prospectuses are complete or accurate. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

INTRODUCTION .........................................   99

FUND SUMMARIES--THE STOCK FUNDS ......................   99
NATIONWIDE(R) MID CAP GROWTH FUND ....................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

NATIONWIDE(R) GROWTH FUND ............................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

NATIONWIDE(R) FUND ...................................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

FUND SUMMARIES--THE BOND FUNDS .......................   99
NATIONWIDE(R) BOND FUND ..............................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

NATIONWIDE(R) TAX-FREE INCOME FUND ...................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

NATIONWIDE(R) LONG-TERM
U.S. GOVERNMENT BOND FUND ............................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

NATIONWIDE(R) INTERMEDIATE
U.S. GOVERNMENT BOND FUND ............................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

FUND SUMMARY--THE MONEY MARKET FUND ..................   99
NATIONWIDE(R) MONEY MARKET FUND ......................   99
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE STOCK FUNDS ...........................   99
Investment Risks
Investment Techniques

MORE ABOUT THE BOND FUNDS ............................   99
Investment Risks
Investment Techniques

MORE ABOUT THE MONEY MARKET FUND .....................   99
Investment Risks
Investment Techniques

MANAGEMENT ...........................................   99
Investment Manager
Portfolio Managers
Distribution Plan
Year 2000

BUYING, SELLING, AND EXCHANGING FUND SHARES ..........   99
Choosing a Share Class
Buying Shares
Selling Shares
Exchanging Shares

DISTRIBUTIONS AND TAXES ..............................   99
Distributions of Income Dividends
Distributions of Capital Gains
Reinvesting Distributions
State and Local Taxes
Selling Fund Shares
Exchanging Fund Shares

FINANCIAL HIGHLIGHTS .................................   99

ADDITIONAL INFORMATION ..................   BACK COVER PAGE

INTRODUCTION


This prospectus provides information about the Nationwide* Mutual Funds, which include stock funds, bond funds, and a money market fund (together the "Funds"). The "Stock Funds" means all of the stock funds, the "Bond Funds" means all of the bond funds, and the "Money Market Fund" means the Nationwide Money Market Fund. "You" and "Your" refer to potential investors and current shareholders of one or more of the Funds.


A QUICK NOTE ABOUT SHARE CLASSES

Each of the Stock and Bond Funds has three different share classes--Class A, Class B, and Class D. There are two share classes of the Money Market Fund--Prime shares and Class R shares--but only the Prime share class is discussed in this prospectus. The fees, sales charges, and expenses for each share class are different, but each share class of a particular fund represents an investment in the same assets of that fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each fund are set forth in the Fund summaries. For more information about which share class is right for you, see "Buying, Selling, and Exchanging Fund Shares--Choosing a Share Class."

FUND SUMMARIES--THE STOCK FUNDS


This section summarizes key information about the Stock Funds. Use these summaries to compare the Stock Funds with each other, as well as other mutual funds. More information about the risks and investment techniques of each Fund can be found in "More About the Stock Funds."


NATIONWIDE* MID CAP GROWTH FUND


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation. This means it looks for investments that it believes will increase in value over the long term (typically three to ten years). To achieve its objective, the Fund invests at least 65% of its assets in the common stock and convertible securities (securities that convert into common stock) of medium-size (also known as mid cap) companies. These are companies with market capitalization of between $300 million and $8 billion.

MEASURING THE SIZE OF A COMPANY

There are different ways to evaluate or measure how large a company is, or how much it is worth. For example, market capitalization is a common way to measure the size of a company based on the price of its common stock; it's simply the number of outstanding shares of the company multiplied by the current share price.

PRINCIPAL RISKS

Individual stocks--as well as the stock market as a whole--could lose value. A number of factors can affect the price of a stock, or the broader stock market, including corporate profits, a company's prospect for growth, interest rate changes, trends in the U.S. and world economies, and investor confidence in stocks. Typically, stocks are more volatile than bonds.

The stock of medium-size companies is usually less stable and less liquid than the stock of larger companies, but this is not always the case. Also, certain investment techniques the Fund may use involve risk, since there is no guarantee they will work. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money.

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year          %
1989           6.9
1990         -7.22
1991         34.30
1992          7.06
1993          9.07
1994          4.83
1995         32.63
1996         16.76
1997         20.70
1998

Best qtr.: 99.99% _qtr. of 199_    Worst qtr.: 99.99% _qtr. of 199_

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Class A shares(2)
 ..............................................................
Class B shares(2)
 ..............................................................
Class D shares
 ..............................................................
S&P 400 Mid Cap(3)

(1) These returns reflect performance after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Standard & Poor's 400 Mid Cap Index--an unmanaged index of 400 stocks of medium-size U.S. companies--gives a broad look at how the stock prices of medium-size U.S. companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this index would be lower.

FEES AND EXPENSES

Shareholder Fees
(paid directly from your               Class A    Class B    Class D
investment)                            shares     shares     shares
-------------------------------------------------------------------
Maximum Sales Charge (Load)             5.75%(1)  None        4.5%(1)
imposed on purchases
(as a percentage of offering price)
 ...................................................................
Maximum Deferred Sales Charge           None         5%(2)   None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses         Class A   Class B    Class D
(deducted from Fund assets)            shares    shares     shares
-------------------------------------------------------------------
Management Fees                         0.60%     0.60%      0.60%
 ...................................................................
Distribution and/or Service             0.25%     1.00%      None
(12b-1) Fees
 ...................................................................
Other Expenses                          0.59%     0.59%      0.59%
-------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(3)                   1.44%     2.19%      1.19%


(1) As the amount your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Class A and Class D sales charges."

(2) A Contingent Deferred Sales Charge (CDSC) ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. See "Buying, Selling, and Exchanging Fund Shares--Buying Shares-- Contingent deferred sales charge (CDSC) on Class B shares."

(3) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees. The adviser has agreed to reimburse "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.25% for Class A shares, 2.00% for Class B shares, and 1.00% for Class D shares, until further written notice.


FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $713    $1,004   $1,317   $2,200
 ...............................................................
Class B shares               $722    $  985   $1,375   $2,524
 ...............................................................
Class D shares               $566    $  811   $1,075   $1,828

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $222    $685     $1,175   $2,524

FUND SUMMARIES--THE STOCK FUNDS CONTINUED


NATIONWIDE* GROWTH FUND


OBJECTIVE AND PRINCIPAL STRATEGIES

The Growth Fund--like the Mid Cap Growth Fund--seeks long-term capital appreciation. Again, the focus is on investments that the Fund believes will increase in value over the long run--typically three to ten years--and not short-term gain. To achieve its objective, the Fund invests at least 65% of its assets in the stock and convertibles of companies of all sizes.

THE BENEFITS OF DIVERSIFICATION

By investing in companies of all sizes, the Growth Fund seeks to reduce the risk that companies of one size-- whether small, medium, or large--perform poorly. The stock prices of medium-size and smaller companies can be more volatile than the stock of larger companies or a variety of reasons, including less domination in their markets, fewer financial resources, and less experienced management. Investing in companies of all sizes helps to spread the risks of investing and gives the Fund more options in finding the best investments.

PRINCIPAL RISKS

As with the Mid Cap Growth Fund, investing in stocks involves the risk that individual stocks--as well as the stock market as a whole--could lose value. Again, individual stocks can lose value if investors lose confidence in a company's ability to grow or sustain profits. Investor confidence in stocks, economic developments in the U.S. and foreign countries, interest rate changes, and other factors can also affect the broader stock market. By investing in companies of all sizes, the Growth Fund seeks to spread the risk that the stocks of any particular size will decrease in value. Because the value of your investment will fluctuate, there is the risk that you will lose money. For more information about the Fund's investments and risks, see "More About the Stock Funds."

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year          %
1989         14.9
1990         -7.6
1991         36.1
1992          6.3
1993         11.3
1994          1.5
1995         28.7
1996         16.7
1997
1998

Best qtr.: 99.99% _qtr. of 199_    Worst qtr.: 99.99% _qtr. of 199_

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Class A shares(2)
 .............................................................
Class B shares(2)
 .............................................................
Class D shares
 .............................................................
S&P 500(3)

(1) These returns reflect performance after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Standard & Poor's 500--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual returns of this index would be lower.

\


FEES AND EXPENSES

Shareholder Fees                         Class A   Class B    Class D
(paid directly from your investment)     shares    shares     shares
----------------------------------------------------------------------
Maximum Sales Charge (Load)              5.75%(1)   None      4.5%(1)
imposed on purchases
(as a percentage of offering price)
 ......................................................................
Maximum Deferred Sales Charge             None      5%(2)     None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses           Class A   Class B    Class D
(deducted from Fund assets)              shares    shares     shares
----------------------------------------------------------------------
Management Fees                          0.58%      0.58%     0.58%
 ......................................................................
Distribution and/or Service              0.25%      1.00%     None
(12b-1) Fees
 ......................................................................
Other Expenses                           0.22%      0.22%     0.22%
----------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(3)                    1.05%      1.80%     0.80%

(1) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Class A and Class D sales charges."

(2) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. See "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Contingent deferred sales charge
     (CDSC) on Class B shares."

(3) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees.

FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $676    $890     $1,121   $1,784
 ...............................................................
Class B shares               $683    $866     $1,175   $2,116
 ...............................................................
Class D shares               $528    $694     $  874   $1,395

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $183    $566     $975     $2,116

FUND SUMMARIES--THE STOCK FUNDS CONTINUED


NATIONWIDE* FUND


OBJECTIVE AND PRINCIPAL STRATEGIES

The Nationwide Fund is slightly more conservative than the other two Stock Funds, since it seeks total return through a flexible combination of current income and capital appreciation. To achieve its objective, the Fund invests primarily in the stocks and convertibles of companies with consistent earnings performance, although it may also invest in bonds and money market obligations.

WHAT IS TOTAL RETURN?

Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Since in most cases a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

PRINCIPAL RISKS

As with the other stock funds, the Nationwide Fund is subject to the risk that individual stocks--or the stock market--could lose value. The Fund seeks to minimize risk by investing in securities that produce income; these securities tend to be the stock of larger, more stable companies. Because the value of your investment will fluctuate, there is a risk that you will lose money. For more information about the Fund's investments and risks, see "More About the Stock Funds."

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year          %
1989         33.8
1990           .3
1991         30.2
1992          3.0
1993          6.8
1994           .6
1995         30.0
1996         23.9
1997
1998

Best qtr.: 99.99% _qtr. of 199_        Worst qtr.: 99.99% _qtr. of 199_

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Class A shares(2)
 .............................................................
Class B shares(2)
 .............................................................
Class D shares
-------------------------------------------------------------
S&P 500(3)

(1) These returns are after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Standard & Poor's 500--an unmanaged index of 500 stocks of large U.S. companies--gives a broad look at how the stock prices of large U.S. companies have performed. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

Shareholder Fees                             Class A   Class B    Class D
(paid directly from your investment)         shares    shares     shares
-------------------------------------------------------------------------
Maximum Sales Charge (Load)                  5.75%(1)  None       4.5%(1)
imposed on purchases
(as a percentage of offering price)
 .........................................................................
Maximum Deferred Sales Charge                None         5%(2)   None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses               Class A   Class B    Class D
(deducted from Fund assets)                  shares    shares     shares
-------------------------------------------------------------------------
Management Fees                              0.56%     0.56%      0.56%
 .........................................................................
Distribution and/or  Service                 0.25%     1.00%      None
(12b-1) Fees
 .........................................................................
Other Expenses                               0.15%     0.15%      0.15%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES(3)                        0.96%     1.71%      0.71%

(1) As the amount you invest increases, the sales charge imposed on the purchase of Class A and Class D shares will decrease. For more information, see "Class A and Class D Sales Charges."

(2) A CDSC ranging from 5% to 1% is charged for the sale of Class B shares sold within the first six years of purchase. See "Contingent Deferred Sales Charges (CDSC) When You Sell Class B Shares of the Stock and Bond Funds."

(3) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees.

FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $667    $863     $1,075   $1,685
 ...............................................................
Class B shares               $674    $839     $1,128   $2,109
 ...............................................................
Class D shares               $519    $667     $  827   $1,293

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $167    $563     $928     $2,019

FUND SUMMARIES--THE BOND FUNDS

This section summarizes key information about the Bond Funds. Use these summaries to compare the Bond Funds with each other, as well as with other mutual funds. For more information about the risks and investment techniques of the Bond Funds, see "More About the Bond Funds."

NATIONWIDE* BOND FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with preservation of capital. To achieve its goal, the Fund seeks an attractive risk-adjusted total return, with an emphasis on current income. It seeks to achieve its goal by investing primarily in fixed-income securities, focusing largely on corporate bonds, U.S. Government securities, and mortgage-backed securities. Under normal market conditions, the Fund will invest at least 65% of its total assets in bonds, which includes debentures and notes.

The Fund also invests in Canadian Government bonds, asset-backed securities, and commercial paper rated in one of the two highest rating categories by an NRSRO.

INVESTMENT GRADE SECURITIES

The Fund focuses on "investment grade" taxable debt securities, including corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The NRSRO evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

PRINCIPAL RISKS

The Bond Fund is subject to interest rate risk, which is the risk that bond prices will change in response to changes in interest rates. Generally, increases in market interest rates decrease the value of bonds. Bonds are also subject to credit risk, which is the risk that the issuer of the bond will be unable to make interest or principal payments. There is also the risk that a change in a bond's rating will lower its value. Mortgage and asset-backed securities are also subject to prepayment risk which could cause the security to be paid off sooner than the portfolio manager anticipated. Because the value of your investment will fluctuate, there is the risk that you will lose money.

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year         %
1989         10.7
1990          8.2
1991         16.9
1992          8.0
1993         10.7
1994         -8.1
1995         24.2
1996          1.5
1997
1998

Best qtr.: 99.99% _qtr. of 199_    Worst qtr.: 99.99% _qtr. of 199_

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1 800 637-0012 to obtain the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Class A shares(2)
 .............................................................
Class B shares(2)
 .............................................................
Class D shares
-------------------------------------------------------------
LB Govt./Corp. Bond(3)

(1) These returns reflect performance after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Lehman Brothers Government/Corporate Bond Index gives a broad look at how the prices of U.S. Government and corporate bonds have performed. These returns do not include the effect of any sales charges or expenses. That means the actual returns for the Index would be lower if they included the effect of sales charges and expenses.

FEES AND EXPENSES

Shareholder Fees                             Class A   Class B    Class D
(paid directly from your investment)         shares    shares     shares
-------------------------------------------------------------------------
Maximum Sales Charge (Load)                  4.5%(1)   None       4.5%(1)
imposed on purchases
(as a percentage of offering price)
 .........................................................................
Maximum Deferred Sales Charge                None      5%(2)      None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses               Class A   Class B    Class D
(deducted from Fund assets)                  shares    shares     shares
-------------------------------------------------------------------------
Management Fees                              0.50%     0.50%      0.50%
 .........................................................................
Distribution and/or Service                  0.25%     0.85%      None
(12b-1) Fees
 .........................................................................
Other Expenses                               0.32%     0.32%      0.32%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND                            1.07%     1.67%      0.82%
OPERATING EXPENSES(3)


(1) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Class A and Class D sales charges."

(2) A CDSC ranging from 5% to 1% is charged for the sale of Class B shares sold within the first six years of purchase. See "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Contingent deferred sales charge
     (CDSC) on Class B shares."

(3) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees.

FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $554    $775     $1,014   $1,697
 ...............................................................
Class B shares               $670    $826     $1,107   $1,976
 ...............................................................
Class D shares               $530    $700     $  885   $1,418

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $170    $526     $907     $1,976

FUND SUMMARIES--THE BOND FUNDS CONTINUED

NATIONWIDE* TAX-FREE INCOME FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital through investing in investment grade municipal obligations. To achieve its objective, the Fund invests at least 80% of its net assets in securities, the interest income from which is exempt from federal income taxes. The Fund focuses on municipal obligations that have been rated within the four highest rating categories by an NRSRO, or if not rated, are of equivalent quality. These obligations are issued by states, U.S. Territories, and their political subdivisions. The Fund may also invest in other types of municipal securities--such as commercial paper--as long as they are rated within the two highest rating categories by an NRSRO.

The Fund may also make other investments, including tax-exempt zero coupon bonds, floating and variable-rate bonds, and tax-exempt money market securities.

WHAT ARE MUNICIPAL BONDS?

Municipal bonds are issued by, or on behalf of, states, cities, and other local governmental entities to pay for construction and other projects. Bonds are loans that investors make to a government; the government gets the cash it needs to complete its project and the lenders earn interest payments and get their principal back.

PRINCIPAL RISKS

Like the Bond Fund, the Tax-Free Income Fund is subject to interest rate risk (the risk that a rise in interest rates will lower the value of existing bonds that pay lower rates), credit risk (the risk that the bond issuer will be unable to make interest or principal payments when due), and the risk that a change in the bond's rating will lower its value. Because the value of your investment will fluctuate, there is the risk that you will lose money. For more information about the Fund's investments and risks, see "More About the Bond Funds."

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year         %
1989         10.3
1990          6.0
1991         10.8
1992          9.5
1993         12.7
1994         -9.1
1995         17.5
1996          3.7
1997
1998

Best qtr.: 99.99% _qtr. of 199_                  Worst qtr.: 99.99% _qtr. of 199_

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1 800 637-0012 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Class A shares(2)
 .............................................................
Class B shares(2)
 .............................................................
Class D shares
 .............................................................
LB Municipal Bond(3)

(1) These returns reflect performance after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Lehman Brothers Municipal Bond Index gives a broad look at how the bond prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. That means the actual returns for the Index would be lower if they included the effect of sales charges or expenses.

FEES AND EXPENSES

Shareholder Fees                             Class A   Class B    Class D
(paid directly from your investment)         shares    shares     shares
-------------------------------------------------------------------------
Maximum Sales Charge (Load)                  4.5%(1)   None       4.5%(1)
imposed on purchases
(as a percentage of offering price)
 .........................................................................
Maximum Deferred Sales Charge                None         5%(2)   None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses               Class A   Class B    Class D
(deducted from Fund assets)                  shares    shares     shares
-------------------------------------------------------------------------
Management Fees                              0.50%     0.50%      0.50%
 .........................................................................
Distribution and/or Service                  0.25%     0.85%       None
(12b-1) Fees
 .........................................................................
Other Expenses                               0.20%     0.20%       0.20%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND                            0.95%     1.55%       0.70%
OPERATING EXPENSES(3)


(1) As the amount of your investment increases, the sales charge imposed on the purchase of Class A and Class D shares decreases. For more information, see "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Class A and Class D sales charges."

(2) A CDSC ranging from 5% to 1% is charged for the sale of Class B shares sold within the first six years of purchase. See "Buying, Selling, and Exchanging Fund Shares--Buying Shares--Contingent deferred sales charge
     (CDSC) on Class B shares."

(3) Based on amounts incurred during the year ended October 31, 1998, restated to reflect current fees.

FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $543    $739     $  952   $1,564
 ...............................................................
Class B shares               $658    $790     $1,045   $1,845
 ...............................................................
Class D shares               $518    $664     $  822   $1,281

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $143    $590     $945     $1,281

FUND SUMMARIES--THE BOND FUNDS CONTINUED

NATIONWIDE* LONG-TERM
U.S. GOVERNMENT BOND FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital. The Fund attempts to achieve an attractive risk-adjusted total return--primarily from a high level of income--by investing at least 65% of its assets in U.S. Government and agency bonds, bills and notes. The Fund may also invest in mortgage-backed securities. The dollar-weighted average portfolio maturity of the Fund's assets will be more than ten years.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other techniques. The Fund may also look for bonds that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value.

BOND MATURITY

Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate. This compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

PRINCIPAL RISKS

Generally, the Long-Term U.S. Government Bond Fund is subject to interest rate risk (the risk that rising interest rates will lower the value of older bonds that pay lower interest). Mortgage and asset-backed securities are also subject to prepayment risk which could cause the security to be paid off sooner than the portfolio manager anticipated.

Since the Fund focuses on obligations backed by the U.S. Government or its agencies, there is little credit risk. With the backing of the U.S. Government and its agencies, there is minimal chance that these obligations will default. Because the value of your investment will fluctuate, there is a risk that you will lose money. For more information about the Fund's investments and risks, see "More About the Bond Funds."

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year         %
1989         13.01
1990          9.66
1991         16.73
1992          7.55
1993          9.01
1994         -3.64
1995         19.39
1996          2.68
1997          9.56
1998

Best qtr.: 99.99% _qtr. of 1995              Worst qtr.: 99.99% _qtr. of 1994

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1 800 637-0012 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Class A shares(2)
 .............................................................
Class B shares(2)
 .............................................................
Class D shares
 .............................................................
ML Government Master(3)

(1) These returns reflect performance after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Merrill Lynch Government Master provides a look at how the bond prices of U.S. Government bonds have performed. These returns do not include the effect of any sales charges or expenses. That means the actual returns for the Index would be lower if they included the effect of sales charges or expenses.

FEES AND EXPENSES

Shareholder Fees                             Class A   Class B    Class D
(paid directly from your investment)         shares    shares     shares
-------------------------------------------------------------------------
Maximum Sales Charge (Load)                  4.5%(1)   None       4.5%(1)
imposed on purchases
(as a percentage of offering price)
 .........................................................................
Maximum Deferred Sales Charge                None      5%(2)      None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses               Class A   Class B    Class D
(deducted from Fund assets)                  shares    shares     shares
-------------------------------------------------------------------------
Management Fees                              0.50%     0.50%      0.50%
 .........................................................................
Distribution and/or Service                  0.25%     0.85%      None
(12b-1) Fees
 .........................................................................
Other Expenses                               0.33%     0.33%      0.33%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND                            1.08%     1.68%      0.83%
OPERATING EXPENSE(3)

(1) As the amount you invest increases, the sales charge imposed on the purchase of Class A and Class D shares will decrease. For more information, see "Class A and Class D Sales Charges."

(2) A CDSC ranging from 5% to 1% is charged for the sale of Class B shares sold within the first six years of purchase. See "Contingent Deferred Sales Charges (CDSC) When You Sell Class B Shares of the Stock and Bond Funds."

(3) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees. The adviser has agreed to reimburse "Other Expenses" so that Total Annual Operating Expenses will not exceed 1.04% on Class A shares, 1.64% on Class B shares, and .79% on Class D shares, until further written notice.

FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $555    $778     $1,019   $1,708
 ...............................................................
Class B shares               $671    $830     $1,113   $1,987
 ...............................................................
Class D shares               $531    $703     $  890   $1,429

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $171    $530      $913    $1,987

FUND SUMMARIES--THE BOND FUNDS CONTINUED

NATIONWIDE* INTERMEDIATE
U.S. GOVERNMENT BOND FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital. To achieve its goal, the Fund seeks an attractive risk-adjusted total return primarily from a high level of income by investing at least 65% of its assets in U.S. Government and agency bonds, bills, and notes. The Fund may also invest in mortgage-backed securities. However, the Fund's average portfolio maturity generally will be ten years or less (as compared with an average portfolio maturity of more than ten years for the Long-Term U.S. Government Bond Fund).

The Fund may also look for U.S. Government and agency bonds that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value.

FINDING THE RIGHT BONDS

To select bonds and other investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other techniques. The goal is to find obligations that present good value and pay attractive interest rates.

PRINCIPAL RISKS

The Intermediate U.S. Government Bond Fund--like the Long-Term U.S. Government Bond Fund--generally is less risky than the other Bond Funds because the U.S. Government securities it purchases are not subject to credit risk. They are subject to interest rate risk (the risk that rising interest rates will lower the value of older bonds that pay lower interest). Mortgage and asset-backed securities are also subject to prepayment risk which could cause the security to be paid off sooner than the portfolio manager anticipated. With the backing of the U.S. Government and its agencies, these obligations are of high quality. Because the value of your investment will fluctuate, there is the risk that you will lose money. For more information about the Fund's investments and risks, see "More About the Bond Funds."

PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS--CLASS D SHARES(1)

Year         %
1989          8.8
1990         -3.6
1991         18.6
1992          3.3
1993
1994
1995
1996
1997
1998

Best qtr.: 19.39% _qtr. of 1995              Worst qtr.: -3.64% _qtr. of 1994

(1) These annual returns do not include sales charges. If the sales charges were included, the annual returns would be lower than those shown. Please call 1 800 637-0012 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year     5 years    Since inception
-----------------------------------------------------------------
Class A shares(2)
 .................................................................
Class B shares(2)
 .................................................................
Class D shares
 .................................................................
ML Government Master(3)

(1) These returns reflect performance after sales charges and expenses are deducted. There is no return information for the Class A and Class B shares, since they were first offered in May 1998.

(2) These returns represent performance achieved prior to the creation of the class (5/11/98), excluding a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had class A or B been in existence for the time periods presented, the Fund's performance would have been higher or lower as a result of the additional expenses.

(3) The Merrill Lynch Government Master gives a broad look at how the bond prices of U.S. Government bond funds have performed. These returns do not include the effect of any sales charges or expenses. That means the actual returns for the Index would be lower if they included the effect of sales charges or expenses.

FEES AND EXPENSES

Shareholder Fees                             Class A   Class B    Class D
(paid directly from your investment)         shares     shares    shares
-------------------------------------------------------------------------
Maximum Sales Charge (Load)                  4.5%(1)   None       4.5%(1)
imposed on purchases
(as a percentage of offering price)
 .........................................................................
Maximum Deferred Sales Charge                None      5%(2)      None
(Load) imposed on redemptions
(as a percentage of original purchase
price or sale proceeds, as applicable)

Annual Fund Operating Expenses               Class A   Class B    Class D
(deducted from Fund assets)                  shares    shares     shares
-------------------------------------------------------------------------
Management Fees                              0.50%     0.50%      0.50%
 .........................................................................
Distribution and/or Service                  0.25%     0.85%      None
(12b-1) Fees
 .........................................................................
Other Expenses                               0.32%     0.32%      0.32%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND                            1.07%     1.67%      0.82%
OPERATING EXPENSES(3)

(1) As the amount you invest increases, the sales charge imposed on the purchase of Class A and Class D shares will decrease. For more information, see "Class A and Class D Sales Charges."

(2) A CDSC ranging from 5% to 1% is charged for the sale of Class B shares sold within the first six years of purchase. See "Contingent Deferred Sales Charges (CDSC) When You Sell Class B Shares of the Stock and Bond Funds."

(3) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees. The adviser has agreed to waive "Other Expenses" so that Total Annual Fund Operating Expenses will not exceed 1.04% for Class A shares, 1.64% for Class B shares, and .79% for Class D shares, until further written notice.

FEES AND EXPENSES EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class A shares               $554    $775     $1,014   $1,697
 ...............................................................
Class B shares               $670    $826     $1,107   $1,976
 ...............................................................
Class D shares               $530    $700     $  885   $1,355

You would pay the following expenses on the same investment if you did not sell your shares:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Class B shares               $170    $526     $907     $1,976

FUND SUMMARY--THE MONEY MARKET FUND

This section summarizes key information about the Prime Shares of the Money Market Fund. Use it to compare this Fund with other mutual funds. For more information about the risks and investment techniques of this Fund, see "More About the Money Market Fund."

NATIONWIDE* MONEY MARKET FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

This Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market instruments maturing in 397 days or less, including corporate obligations, U.S. Government securities, the obligations of foreign governments, and the obligations of U.S. banks with assets over $500 million. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

WHY A MONEY MARKET FUND?

By investing in short-term corporate and government bonds and other debt instruments, money market funds provide current income to investors and allow easy access to their money. Money market funds are for risk-adverse investors or investors who want to earn competitive yields on cash they may need on short notice. While the Money Market Fund pays dependable income, there is no guarantee that the Fund's earnings will stay ahead of inflation.

PRINCIPAL RISKS

The Fund is a low-risk investment, compared with stock and bond funds. Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore, you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


PERFORMANCE

As the charts below show, fund performance can change from year to year. Remember, past performance does not guarantee similar results in the future.

ANNUAL RETURNS - PRIME SHARES

Year         %
1989          8.9
1990          7.8
1991          5.6
1992          3.2
1993          2.6
1994          3.7
1995          5.5
1996          5.0
1997
1998

Best qtr.: 99.99% _qtr. of 199_    Worst qtr.: 99.99% _qtr. of 199_

AVERAGE ANNUAL RETURNS--AS OF 12/31/98(1)

                            1 year       5 years     10 years
-------------------------------------------------------------
Prime shares
 .............................................................
CPI(2)

(1)  These returns reflect performance after expenses are deducted.

(2) The Consumer Price Index is [ ]. Please call 1-800-637-0012 for the Fund's current 7-day yield.


FEES AND EXPENSES

There are no sales charges to purchase or sell Prime Shares of the Money Market Fund.

                                                            Prime
Annual Fund Operating Expenses (deducted from Fund assets)  Shares
------------------------------------------------------------------
Management Fees                                             0.40%
 ..................................................................
Distribution and Service (12b-1) Fees                       None
Other Expenses                                              0.19%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                     0.59%

(1) Based on amounts incurred during the fiscal year ended October 31, 1998, restated to reflect current fees.

FEES AND EXPENSES EXAMPLE

This example helps demonstrate the fees and expenses of the Fund's Prime shares. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Prime shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 year  3 years  5 years  10 years
---------------------------------------------------------------
Prime shares                 $60     $189     $329     $738

MORE ABOUT THE STOCK FUNDS


INVESTMENT RISKS

Generally, the Stock Funds can decrease in value when individual stocks and other assets they own decrease in value. A company's stock can lose value for various reasons, including poor profits, weakened finances, changes in management, a downturn in the economy, or any other reason that leads investors to lose faith in that stock.

STOCK MARKET RISK

The Stock Funds can also lose value if the overall stock market goes down. The stock market is affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

There is also risk when investing in medium-size or smaller companies. The stock prices of these companies may be more volatile than the stock of larger companies for a variety of reasons, including less domination in their markets, fewer financial resources, and less experienced management. In other words, they tend to be less "seasoned" than larger companies. The stock of small and medium-size companies is usually less stable and less liquid than the stock of larger companies.

INVESTMENT TECHNIQUES

The Stock Funds may use the following investment techniques to increase their returns, protect their assets, or diversify their investments. The Statement of Additional Information (the "SAI") contains additional information about all of the Funds, including the Stock Funds' investment techniques. To obtain a copy of the SAI, see the back cover page.

CONVERTIBLE SECURITIES

In addition to investing in common stocks, each of the Stock Funds may invest in convertible securities--also known as convertibles--including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid bond/stock security. Like bonds, they pay interest. Because they can be converted into common stocks (within a set period of time, at a specified price or formula), convertibles also offer the chance for capital appreciation, like stocks.

Convertibles tend to be more stable in price than their underlying common stocks, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay bond-like income, which tends to be higher than stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must pay holders of convertibles before they pay common stock shareholders), but they are generally less secure than similar non-convertible securities such as bonds (bondholders must be paid before holders of convertibles and common stock shareholders). Because they are subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by an NRSRO, or they are not rated at all.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each of the Stock Funds may invest up to 100% of its assets in cash or money market obligations. Should this occur, there are no guarantees that the Funds will meet their investment objectives.

MORE ABOUT THE BOND FUNDS

INVESTMENT RISKS

Generally, the Bond Funds are subject to interest rate risk, which is the risk that increases in market interest rates may decrease the value of the bonds. Usually the prices of bonds fall when interest rates increase, and rise when interest rates decrease. Typically, the longer the maturity of a bond, the more sensitive it is to price shifts as a result of interest rate changes. Likewise, the longer the Fund holds a bond, the greater the chance that interest rate changes will affect the bond's value.

CREDIT RISK

The Nationwide Bond Fund and Tax-Free Income Fund are subject to credit risk, which is the risk that the issuer of the bond will be unable to make the required payments of interest and/or repay principal. Some of the securities purchased by the LONG-TERM U.S. GOVERNMENT BOND FUND and the INTERMEDIATE U.S. GOVERNMENT BOND FUND are virtually immune to credit risk, because they are issued and backed by the "full faith and credit" of the U.S. Government and its agencies. This means the U.S. Government and its agencies have the power to tax its citizens in order to pay its debts. Securities issued by U.S. Government and its agencies are backed by the implicit obligation of the agency.

There is also inflation risk, which affects the value of fixed-rate investments such as bonds. If the Funds buy bonds when inflation and interest rates are low, the value of these bonds could fall as inflation rises and interest rates increase. This could happen as investors find the bonds with lower interest rates less attractive than bonds that pay higher interest rates. The Bond Funds are also subject to liquidity risk, which is the risk that a bond cannot be sold, or cannot be sold quickly at an acceptable price.

INVESTMENT TECHNIQUES

The Bond Funds may use the following investment techniques to increase their returns, protect their assets, or diversify their investments. Unless otherwise noted, assume that each investment technique applies to all of the Bond Funds. For more information about the Bond Funds' investment techniques, see the SAI.

INVESTMENT GRADE BONDS

These include U.S. Government bonds, corporate bonds and municipal bonds that have been rated within the four highest rating categories by a nationally recognized statistical ratings organization (NRSRO). The bonds are evaluated by an NRSRO that measures the financial condition and stability of the issuer and assigns a rating. If an NRSRO changes the bond's rating, it may affect the bond's value.

U.S. GOVERNMENT SECURITIES

These include Treasury bills, notes, and bonds issued or guaranteed by the U.S. Government and securities issued by U.S. Government agencies, including:

- The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States

-    The Federal Home Loan Banks

-    The Federal National Mortgage Association ("FNMA")

- The Student Loan Marketing Association, Federal Home Loan Mortgage Corporation ("FHLMC")

-    The Federal Farm Credit Banks

Although there is virtually no credit risk with these bonds, neither the U.S. Government nor its agencies guarantee the market value of their securities. Interest rate changes and other factors may affect the value of these securities.

MONEY MARKET OBLIGATIONS

These include:

-    U.S. Government securities with remaining maturities of one year or less

-    commercial paper rated in one of the two highest categories of any NRSRO

- short-term bank obligations rated in one of the two highest categories by any NRSRO (with respect to obligations maturing in one year or less)

- repurchase agreements relating to debt obligations that a fund could purchase directly

- unrated debt obligations with remaining maturities of one year or less that are determined by Nationwide Advisory Services to be of comparable quality to the securities described above

-    money market mutual funds

Generally, money market obligations will not increase in value, but they are safe investments that offer a fixed rate of return, as well as liquidity. The TAX-FREE INCOME FUND may also invest in tax-exempt money market obligations.

STRIPPED TREASURY SECURITIES

These are Treasury bonds that pay no interest during the life of the bond. Interest builds up and is paid in a lump sum when the bond matures or becomes payable. These bonds are usually sold at a deep discount because the buyer is only purchasing the right to receive a future payment and has no right to receive interest payments. Stripped Treasury securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments, and rising interest rates may leave the Funds with a low-paying investment that may be difficult to sell.

ZERO COUPON SECURITIES

All of the Bond Funds may invest in zero coupon securities, which, like stripped Treasury securities, pay no interest during the life of the bond, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount and begin regular interest payments at a later date.

Zero coupon securities may be subject to greater price changes as a result of changing interest rates than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and conversely tends to fall more during periods of rising interest rates than bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, the Funds may be required to make distributions to shareholders and may have to sell some of their assets at inappropriate times in order to generate cash to make the payments.

MORTGAGE- AND ASSET-BACKED SECURITIES

All of the Bond Funds, except the TAX-FREE INCOME FUND, may invest in U.S. Government mortgage-backed securities, which are bonds that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. Government and its agencies. The NATIONWIDE BOND FUND may also purchase mortgage-backed securities issued by private issuers and it may invest in asset-backed securities, which are bonds secured by assets such as car installment sales contracts, home equity loans, leases, and receivables from credit cards.

The Bond Funds, except for the TAX-FREE INCOME FUND, may invest in collateralized mortgage obligations (CMOs), which are bonds that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs can be issued by the U.S. Government or its agencies or by private lenders.

These bonds are subject to interest rate risk and credit risk. CMOs and other mortgage or asset-backed securities are also subject to prepayment risk. For example, when interest rates fall, homeowners will refinance their loans and the mortgage-backed bond will be paid off sooner than the Fund Manager anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Fund's income.

FLOATING- AND VARIABLE-RATE OBLIGATIONS

The BOND FUNDS may invest in floating- and variable-rate bonds. These are bonds that do not have fixed interest rates; the rates change periodically. The interest rate on floating rate bonds varies with changes to another index (such as the Treasury bill rate), but the interest rate on variable-rate bonds changes at a preset time. Some of the floating- or variable-rate bonds will be callable by the issuer, which means they can be paid off before their maturity date.

These bonds are subject to credit and interest rate risk like other bonds, but because they are callable, they are also subject to the risk that the Fund will be repaid and the principal reinvested in a lower interest rate market that reduces the Fund's income. The Funds will only purchase floating- and variable-rate bonds of the same quality as the bonds they would otherwise purchase.

MUNICIPAL SECURITIES

Municipal bond interest is generally exempt from federal income taxes.

The TAX-FREE INCOME FUND may also invest in revenue bonds, (which are paid from the revenue of a specific project,) general obligation bonds, (which are backed by the taxing power of the issuer) and moral obligation bonds, (which are normally issued by special-purpose public authorities). If the issuer of moral obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund, the restoration of which is a moral commitment but not a legal obligation. The principal risk is credit and interest rate risk, although local, political, and economic factors may also adversely affect the value and liquidity of municipal securities.

REPURCHASE AGREEMENTS

In a repurchase agreement, the Fund essentially is making a short-term loan. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each of the Bond Funds may adopt a temporary defensive position. THE TAX-FREE INCOME FUND may invest up to 20% of its assets in cash and taxable money market bonds, and the NATIONWIDE BOND FUND, the LONG-TERM U.S. GOVERNMENT BOND FUND, and the INTERMEDIATE U.S. GOVERNMENT BOND FUND may invest up to 100% of their assets in cash or money market obligations. Should this occur, there is no guarantee that the Fund taking the temporary defensive position will meet its objectives.

MORE ABOUT THE MONEY MARKET FUND


INVESTMENT RISKS

The MONEY MARKET FUND is a low-risk investment compared to most other investments. Given its objective--to preserve capital, generate income and maintain liquidity--the Fund invests in low-risk, high-quality obligations and commercial paper. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk. To minimize this risk, the Fund diversifies its portfolio, and when it buys the obligations of banks or savings associations, such banks or savings associations must have assets over $500 million and be members of the Federal Deposit Insurance Corporation.

MANAGEMENT


INVESTMENT MANAGER

Nationwide Advisory Services, Inc. (NAS), Three Nationwide Plaza, Columbus, Ohio 43215, manages the investment of the assets and supervises the daily business affairs of the Trust. NAS and its predecessors have managed investments since 1965, and as of December 31, 1998, have approximately __ billion in assets under management.

Each Fund pays NAS a management fee (set forth below), which is based on the Fund's average daily net assets:

Fund                           Assets                        Fee
----------------------------------------------------------------
Mid Cap Growth, Growth,        up to $250 million           .60%
Nationwide Fund                .................................
                               $250 million - $1 billion   .575%
                               .................................
                               $1 billion - $2 billion      .55%
                               .................................
                               $2 billion - $5 billion     .525%
                               .................................
                               $5 billion +                 .50%
 ................................................................
Bond, Tax-Free Income,         up to $250 million           .50%
Long-Term U.S. Government      .................................
Bond, Intermediate             $250 million - $1 billion   .475%
U.S. Government Bond           .................................
                               $1 billion - $2 billion      .45%
                               .................................
                               $2 billion - $5 billion     .425%
                               .................................
                               $5 billion +                 .40%
 ................................................................
Money Market                   up to $1 billion             .40%
                               .................................
                               $1 billion - $2 billion      .38%
                               .................................
                               $2 billion - $5 billion      .36%
                               .................................
                               $5 billion +                 .34%


PORTFOLIO MANAGERS

MID CAP GROWTH FUND

Christopher Welch, CFA has managed the Mid Cap Growth Fund since January 1999. Mr. Welch joined Nationwide in 1991 and from 1993 to 1995 worked in the Human Resource Department. In 1995, he joined the Investment Department as a securities analyst and has managed the mid cap equity portfolio for Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company since January 1998.

GROWTH FUND

John M. Schaffner, MBA, CFA, has been with Nationwide since 1977. He managed the Financial Horizons Investment Trust Growth Fund, the predecessor to the Mid Cap Growth Fund, from June 1989 through December 1995. Mr. Schaffner resumed managing the FHIT Growth Fund in August 1997. He also managed the predecessor to the Growth Fund from June 1981 to May 1998.

NATIONWIDE FUND

Charles Bath, MBA, CFA, joined Nationwide as a securities analyst in 1982 and managed the predecessor to the Nationwide Fund from 1985 to 1998.

BOND FUND

Douglas Kitchen, CFA, joined Nationwide in 1986 as a securities analyst and managed the Nationwide Investing Foundation Bond Fund, the predecessor to the Bond Fund, from March 1997 to May 1998. From 1992 to March 11, 1997, he managed the bond portfolio for the Nationwide Foundation.

TAX-FREE INCOME FUND

Alpha Benson, MBA, joined Nationwide in 1977 as a financial analyst in the Securities Investment Department. She managed the Nationwide Investing Foundation II Tax-Free Income Fund, the predecessor to the Nationwide Tax-Free Income Fund, from its inception in March 1986, and the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

LONG-TERM U.S. GOVERNMENT BOND FUND AND INTERMEDIATE U.S. GOVERNMENT BOND FUND

Gary Hunt, MBA, CFA, is the portfolio manager for the U.S. Government Bond Funds. Mr. Hunt joined Nationwide in 1992 as a securities analyst and co-managed or managed the predecessors to the U.S. Government Bond Funds since March 11, 1997. In his career at Nationwide, Mr. Hunt has been responsible for the analysis of agency CMOs and U.S. Treasury securities. In addition, he has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates.

MONEY MARKET FUND

Patricia A. Mynster, Director - Securities Investments, began managing the Nationwide Investing Foundation Money Market Fund, the predecessor to the Nationwide Money Market Fund, in July 1997, and has managed short-term investments for more than 20 years. She has held her current position as Director - Securities Investments for the Nationwide Enterprise since 1991.

MANAGEMENT CONTINUED


DISTRIBUTION PLAN

The Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate NAS--as distributor--for expenses associated with distributing its shares and providing shareholder services.

DISTRIBUTION EXPENSES

Under the Distribution Plan, the Funds pay NAS compensation accrued daily and paid monthly. The Funds shall pay amounts not exceeding an annual amount of:

Fund/Class                        As a % of daily net assets
------------------------------------------------------------
Class A shares of all Funds                            0.25%
 ............................................................
Stock Funds Class B shares                             1.00%
 ............................................................
Bond Funds Class B shares                              0.85%


Class D shares and Prime Shares of the Money Market Fund pay no 12b-1 fees.

Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BUYING, SELLING, AND EXCHANGING FUND SHARES


In this section, "we" and "our" refer to Nationwide Advisory Services ("NAS"). "You" and "your" mean potential investors and current shareholders.


CHOOSING A SHARE CLASS

As noted in the Introduction, we offer different share classes to give investors different price and cost options. Class A, Class B, and the Prime shares of the Money Market Fund are available to all investors; Class D shares are available to a limited group of investors.

WHO CAN BUY CLASS D SHARES

Shareholders who received Class D shares or Prime Shares of the Money Market Fund as a result of the May 9, 1998 reorganization of the Funds into the Trust (described in the SAI) may buy Class D shares if purchased through the same account. Certain groups of investors who can buy shares without a sales charge described in the SAI may also purchase Class D shares.

With Class A and Class D shares, you pay a sales charge (known as a front-end sales charge) when you purchase the shares, and with Class B shares you pay a sales charge (known as a contingent deferred sales charge, or CDSC) if you sell your shares within six years after purchase. Class A and Class B shares of the Stock and Bond Funds and the Prime shares of the Money Market Fund are available to the general public; Class D shares are available to a limited group of investors.

If you want lower annual fund expenses, Class A shares (and Class D shares if you are eligible to purchase them) may be right for you, particularly if you qualify for a reduction or waiver of the sales charges. If you do not want to pay an up-front sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. NAS reserves the right to reject an order in excess of $100,000 for Class B shares and IRA accounts in Class B for shareholders 70.5 years and older. When choosing a share class, consider the following:

Class A and Class D shares         Class B shares
--------------------------------------------------------------------------------
Front-end sales charge means       No front-end sales charge, so your full
that a portion of your initial     investment immediately goes toward
investment goes toward the sales   buying shares
charge, and is not invested
 ................................................................................
Reductions and waivers of the      No reductions of the contingent deferred
sales charge available             sales charge available, but waivers
                                   available
 ................................................................................
Lower expenses than Class B        Higher distribution and service fees than
shares mean higher dividends       Class A  and Class D shares mean lower
per share                          dividends per share
 ................................................................................
Conversion features are            After six years, Class B shares convert
not applicable.                    into Class A shares, which reduces
                                   future fund expenses
 ................................................................................
No sales charge when shares        Contingent deferred sales charge (CDSC)
are sold                           if shares sold within six years: 5% in the
                                   first year, 4% in the second, 3% in the
                                   third and fourth years, 2% in the fifth, and
                                   1% in the sixth year

BUYING SHARES

PURCHASE PRICE

The purchase or "offering" price of one share of a Fund is its "Net Asset Value" or NAV, plus any applicable sales charge. A separate NAV is calculated for each class of a Fund. Generally, NAV is based on the market value of the securities owned by the Funds. The NAV for a class is determined by dividing the total value of a Fund allocable to a class by the total number of its outstanding shares, and is determined at the close of regular trading each day that the New York Stock Exchange is open for trading (usually 4 p.m. Eastern Time).

MINIMUM INVESTMENTS
To open an Account (per fund)        $1000
 ..........................................
For Class D shareholders in           $250
the Stock and bond funds
to open an account
 ..........................................
Through Automatic Asset                $25
Accumulation plan
per transaction
------------------------------------------
Additional Investments                $100
(except Class D) per fund
 ..........................................
Class D                                $25

These minimum investment requirements do not apply to certain retirement plans. See [ ] for more information

We do not determine NAV on the following days:

- Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day

-    when the New York Stock Exchange is not open

NAS reserves the right not to determine an NAV when:

-    we have not received any orders to purchase, sell, or exchange shares

-    changes in the value of the Funds' portfolios do not affect the NAV

If current prices are not available or if NAS determines a price does not represent fair value, the Funds' investments may be valued at fair market value in accordance with procedures adopted by the Board of Trustees.

When you open an account, your purchase price will be the offering price or NAV next determined after your order is received. Money Market Fund securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

BUYING, SELLING, AND EXCHANGING FUND SHARES CONTINUED



CLASS A AND CLASS D SALES CHARGES

The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES OF THE STOCK FUNDS

                              Sales charge as %      Sales charge as %
Amount of purchase            of offering price      of amount invested
-----------------------------------------------------------------------
less than $50,000             5.75%                  6.10%
 .......................................................................
$50,000 to $99,999            4.50                   4.71
 .......................................................................
$100,000 to $249,999          3.50                   3.63
 .......................................................................
$250,000 to $499,999          2.50                   2.56
 .......................................................................
$500,000 to $999,999          2.00                   2.04
 .......................................................................
$1 million to $24,999,999     0.50                   0.50
 .......................................................................
$25 million or more           0.25                   0.25

CLASS A SHARES OF THE BOND FUNDS

                              Sales charge as %      Sales charge as %
Amount of purchase            of offering price      of amount invested
------------------------------------------------------------------------
less than $50,000             4.50%                  4.71%
 ........................................................................
$50,000 to $99,999            4.00                   4.17
 ........................................................................
$100,000 to $249,999          3.00                   3.09
 ........................................................................
$250,000 to $499,999          2.50                   2.56
 ........................................................................
$500,000 to $999,999          2.00                   2.04
 ........................................................................
$1 million to $24,999,999     0.50                   0.50
 ........................................................................
$25 million or more           0.25                   0.25

CLASS D SHARES OF THE STOCK AND BOND FUNDS

                              Sales charge as %      Sales charge as %
Amount of purchase            of offering price      of amount invested
------------------------------------------------------------------------
less than $50,000             4.50%                  4.71%
 ........................................................................
$50,000 to $99,999            4.00                   4.17
 ........................................................................
$100,000 to $249,999          3.00                   3.09
 ........................................................................
$250,000 to $499,999          2.50                   2.56
 ........................................................................
$500,000 to $999,999          1.00                   1.01
 ........................................................................
$1 million to $24,999,999     0.50                   0.50
 ........................................................................
$25 million or more           None                   None


REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

Shareholders can reduce or eliminate Class A and Class D's initial sales charge through one or more of the discounts described below

- Increase the amount of your investment. The tables above show how the sales charge decreases as the amount of your investment increases.

- Family Member Discount. Members of your family who live at the same address can combine investments (except purchases of the Nationwide Money Market
     Fund), possibly reducing the sales charge.

- Lifetime Additional Discount. You can add the value of any Nationwide Fund Class A and Class D shares you already own (except the Nationwide Money Market Fund) with the value of the shares you are purchasing which may reduce the applicable sales charge.

- Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A or Class D shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.

- No sales charge on a repurchase. If you sell shares from your Nationwide account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or lesser amount if you have already paid a sales charge. If you sell your Class B shares and reinvest the proceeds in Class B shares within 30 days, NAS will deposit an amount equal to any sales c charge you paid into your account. Shareholders who received Class D shares as a result of the Reorganization may only reinvest in Class D shares. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss will not be allowed as a tax deduction depending on the amount you reinvest.

- Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members will purchase or hold $50,000 in Class A and Class D shares (excluding the Nationwide Money Market Fund) and your sales charge will be based on the total amount you intend to invest. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1 800 848-0920 for more information.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

The Class A and Class D sales charges will be waived for the following purchases:

Class D shares sold to:

-    Trustees and retired Trustees of NIF III (including its predecessor
     Trusts):

- directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents, grandchildren) and immediate relatives of deceased employees of any member of the Nationwide Insurance Enterprise, or any investment advisory clients of NAS and their affiliates;

- directors, officers, and full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance Enterprise from time to time, which include but are not limited to Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative;

Class A shares sold to:

- any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with NAS;

     any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

     any person who pays for the shares with the proceeds of mutual fund shares sold from an NAS brokerage account; to qualify you must have paid an initial sales charge or CDSC on the shares sold, you must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (NAS may require evidence that you qualify for this waiver).

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

BY MAIL - complete and mail the application with a check or money order made payable to: Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Payment must be made in US dollars only and drawn on a US bank. NAS reserves the right to refuse certain third party checks.

BY WIRE - You can request that your bank transmit funds (Federal Funds) by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 11 am Eastern time, and the wire must be received by the custodian bank by 2 p.m. Eastern time. NAS must receive Federal Funds for your order within 3 business days or your order will be cancelled. Your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment. If this is an initial investment, you must then complete and mail the application.

BY TELEPHONE (NAS NOW) - Call 1 800 637-0012, our automated voice response system, 24 hours a day, 7 days a week for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use NAS NOW to make purchases.

BUYING, SELLING, AND EXCHANGING FUND SHARES CONTINUED


ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

NAS NOW                                     1-800-637-0012
Our customized voice response system,
available 24 hours a day, 7 days a week
----------------------------------------------------------
Nationwide Customer Service                 1-800-848-0920
Representatives are available to answer
questions between 8a.m. and 5p.m.
Eastern Time

For additional information on buying shares and shareholder services, call our customer service number or contact your Nationwide representative.

SELLING SHARES

You can sell--also known as redeeming--your shares of the Funds at any time, subject to certain restrictions. The price you will receive when you sell your shares will be the NAV next determined after NAS receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell depends upon the market value of the investments of the Fund at the time of sale, and the value may be more or less than you paid for the shares.

Your order to sell shares can be made in writing or by telephone (if you authorized telephone transactions on your application). Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed up to 12 days from the date of your purchase.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Funds or we may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists. A signature guarantee is required if the redemption check is made payable to anyone other than the registered shareholder or if the proceeds are not sent to a previously designated bank account. NAS reserves the right to require a signature guarantee in other circumstances.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS B SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of your account to fall below the total amount of all purchases you made during the preceding six years. The sales charge is applied to your original purchase price or the current market value of the shares being sold, whichever is less. The amount of the sales charge will decrease by 1% for each year that you hold your shares, as illustrated in the following chart:

Sale within      1 year 2 years 3 years 4 years 5 years 6 years 7 years or more
-------------------------------------------------------------------------------
Sales charge     5%     4%      3%      3%      2%      1%      0%

All purchases during the month are grouped together will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class B shares purchased through reinvested dividends and distributions. Also, we will waive the CDSC if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years.

If you own both Class A or Class D shares and Class B shares and sell less than your entire investment, we will redeem your shares in the following order to ensure that you pay the lowest possible sales charge:

- Class B shares that are not subject to a sales charge, such as shares you acquire from reinvestment of dividends and capital gains
- Class A or D shares
- Class B shares that are subject to a sales charge are sold according to age, with shares held in your account for the longest period of time sold first

HOW TO PLACE YOUR SALE ORDER

You can request sale of your shares in any of the following ways:

BY TELEPHONE (NAS NOW) - Call 1 800 637-0012, our automated voice response system, 24 hours a day, 7 days a week for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use NAS NOW to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. We do not accept Western Union instructions through NAS NOW. You can call 1 800 848-0920 at 4pm Eastern Time to learn the day's closing share price.

CAPITAL GAINS TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal capital gains tax. For more information, see "Distributions and Taxes--Selling Fund Shares."


CUSTOMER SERVICE LINE - A check payable to the shareholder of record can be mailed to the address of record, unless you declined this option on your application. If the proceeds of your sale of shares is $1,000 or more, NAS will wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) or send the funds to you via Western Union, unless you declined this option on your application. For additional information on Western Union, please see below. You can sell shares of your IRA by telephone if we receive the proper forms. The sale of IRA shares will be subject to a mandatory 10% Federal withholding tax, unless you inform us not to withhold taxes. For additional information or to request the forms, please call the customer service line at 1 800 848-0920. You can call 1 800 848-0920 at 4pm Eastern Time to learn the day's closing share price. The Funds will use procedures to confirm that telephone instructions are genuine. If the Funds act on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Funds will be held harmless for any loss, claims or liability arising from its compliance with the instructions. NAS may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholder and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE - Your funds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY AUTOMATED CLEARING HOUSE ("ACH") - Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by NAS. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give NAS written notice of its termination.)

BY WESTERN UNION - You can receive your funds the next business day across the US or throughout the world with Western Union's Quick Cash service. You can phone in your request to receive funds on the next business day at 24,000 locations, including major supermarkets and mailbox type outlets, if you chose this option on your application. The fee for this service $10.50 per $10,000. Funds sent outside the US may be subject to a higher fee. This fee is deducted from your account.

BY MAIL OR FAX (No minimum) - Write a letter to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or fax 614 249-8705. Please be sure your letter is signed exactly as your account is registered. Be sure to include your account number and the Fund you wish to withdraw from. For a sale of IRA shares, you must include your date of birth and indicate whether or not you want NAS to withhold Federal income tax from your proceeds. Your sale of shares will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4pm Eastern Time it will be processed the next business day. NAS reserves the right to require the original document if you fax your letter.

BY MONEY MARKET CHECK WRITING - Money Market Fund shareholders receive free check writing privileges ($500 minimum). If you wish to withdraw your money this way, please complete the appropriate section of the application. There is no fee for this service, but the Fund reserves the right to charge for it or to terminate this service. If you acquired your Money Market Fund shares through an exchange, the shares may be subject to a sales charge as described in "Exchanging Shares."

ACCOUNTS WITH LOW BALANCES

We may sell the rest of your shares and close your account if you make a sale that reduces the value of your account to under $250. Before the account is closed, we will give you notice and allow you 90 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts. This does not apply to Automatic Asset Accumulation accounts.

BUYING, SELLING, AND EXCHANGING FUND SHARES CONTINUED


If the value of your Money Market Fund account falls below an average of $250 for any month, you will be charged a $2 monthly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account in the first week of the following month to cover the fee.

For additional information on selling your shares, call our Customer Service Line at 1-800-848-0920 or see your Nationwide Funds representative.


EXCHANGING SHARES

You can exchange the shares you own for shares of another Nationwide Mutual Fund as long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new Fund meets the Fund's minimum investment requirement. For example, you can exchange Class A shares of one of the Bond Funds for Class A shares of one of the Stock Funds, but you can't exchange Class A shares for Class B or Class D shares.

There is no sales charge for exchanges of Class B or Class D shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies. If you exchange Prime Shares of the Money Market Fund into another Fund, you must pay the applicable sales charge, unless it has already been paid. If you exchange Class B shares for Prime Shares of the Money Market Fund, the time you hold the shares in the money market account will not be counted for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the shares had been sold at the time they were exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B shares, the time you held Class B shares prior to the exchange will be counted for purposes of calculating the CDSC.

CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay capital gains taxes. For more information, see "Distributions and Taxes--Exchanging Fund Shares."

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, or by phone (see "Buying Shares - How to place your purchase order" or back cover page for contact information). If you make your request in writing, please be sure your letter is signed exactly as your account is registered. Your exchange will be processed on the date NAS receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling NAS NOW, our automated voice response system. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.

EXCESSIVE TRADING

The Trust reserves to right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders.

YEAR 2000

NAS has developed a plan to address the Year 2000 issue. The problem is that many existing computer programs use only two digits to identify a year (for example, the year 1998 would be represented by the digits "98"). In such programs, the year 2000 will be represented by "00," which a computer could interpret as the year 1900, instead of 2000. If not corrected, many computer applications could fail or create erroneous results. Since 1996, NAS has been evaluating its exposure to this issue by reviewing its operating systems and outside service provider systems we depend on. We expect all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. Outside service providers and business partners will be required to certify compliance by the end of the second quarter of 1999.

DISTRIBUTIONS AND TAXES


The following information is to help you understand the income and capital gains you can earn from owning Fund shares, as well as the federal taxes you may have to pay on this income. For up-to-date tax advice, please speak with your tax advisor. In this section, "we" and "our" refer to Nationwide Advisory Services ("NAS"). "You" and "your" mean shareholders and potential investors..


DISTRIBUTIONS OF INCOME DIVIDENDS

Every quarter, the Stock Funds distribute any available income dividends, to shareholders; the Bond and Money Market Funds declare dividends daily and distribute them monthly. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

TAX-FREE INCOME FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a small portion could be taxable. Any taxable distributions will be reported in a Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is itself exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax advisor.

DISTRIBUTIONS OF CAPITAL GAINS

If a Fund has net realized capital gains at the end of the year (meaning the gains from sales of securities exceed any losses from sales), it will distribute this capital gain to shareholders in December. You must pay federal capital gains taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account. On Form 1099, we will report the amount of long-term capital gains distributed to you during the year. Currently, long-term capital gains are taxed at a maximum rate of 20%. Generally, the longer an asset is held, the lower the capital gains tax rate, up to a point. For the current capital gains tax rates, speak with your tax advisor.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request in writing payment in cash if distributions are in excess of $5. If the checks sent to a shareholder cannot be delivered, or are not cashed, distributions will be reinvested in shares of the applicable Fund. Shareholders are subject to tax on reinvested distributions. No interest will accrue on amounts represented by uncashed distribution, dividend or redemption checks.

You may be subject to federal backup withholding at a rate of 31% of each distribution unless you certify that the taxpayer identification number you gave us is correct and that you are not subject to withholding. (We will, however, withhold taxes if the Internal Revenue Service notifies us that such certifications are not accurate).

CHANGING YOUR DISTRIBUTION OPTION

If you want to change your distribution option, you must notify Nationwide Investors Services, Inc. (NISI) by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution. You will not receive interest on any uncashed distribution, dividend, or redemption checks.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal capital gains tax. The amount of the tax depends on how long you held your shares. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax advisor should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

EXCHANGING FUND SHARES

Exchanging your shares of one Fund for another Fund is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you have capital gains, which are subject to the capital gains taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you have.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years [or, if shorter, the period of the Fund's operations]. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG Peat Marwick, whose report, along with the Fund's financial statements, are included in the annual report, which is available upon request.

Information is for one Class D share outstanding through the periods ended October 31. The chart for each Fund also includes information for the Class A and Class B shares of the Fund for 1998.

MID CAP GROWTH FUND
                                                                                      Distributions
                                       Net realized                                     from net
              Net asset       Net       gain (loss)                    Dividends      realized gain
               value-     investment  and unrealized  Total from        from net         from                             Net asset
              beginning     income     appreciation   investment       investment     investment         Total            value-end
Year          of period     (loss)    (depreciation)  operations         income      transactions    distributions        of period
-----------------------------------------------------------------------------------------------------------------------------------
           INCOME FROM INVESTMENT OPERATIONS                                               LESS DISTRIBUTIONS

1994         $  14.17      $  .03       $   .95       $     .98      $     (.04)        --            ($    .04)      $   15.11
 ...................................................................................................................................
1995            15.11        (.01)         3.23            3.22            (.01)**    ($    .15)           (.16)          18.17
 ...................................................................................................................................
1996            18.17         .01          3.28            3.29              --           (1.99)          (1.99)          19.47
 ...................................................................................................................................
1997            19.47         .04          4.38            4.42            (.03)           (.99)          (1.02)          22.87
 ...................................................................................................................................
1998            22.87        (.06)         1.29            1.23              --           (6.49)          (6.49)          17.61
 ...................................................................................................................................
Class A         19.67        (.03)        (1.97)          (2.00)             --              --              --           17.67
 ...................................................................................................................................
Class B         19.67        (.07)        (2.06)          (2.13)             --              --              --           17.54


 * Ratios are calculated as if no expenses were waived
** Distributions in excess of net investment income


GROWTH FUND

1994            11.14         .09           .53             .62            (.19)           (.22)           (.41)          11.35
 ...................................................................................................................................
1995            11.35         .21          2.10            2.31            (.20)           (.24)           (.44)          13.22
 ...................................................................................................................................
1996            13.22         .16          1.36            1.52            (.16)          (1.24)          (1.40)          13.34
 ...................................................................................................................................
1997            13.34         .12          3.94            4.06            (.12)           (.96)          (1.08)          16.32
 ...................................................................................................................................
1998            16.32         .03          2.32            2.35            (.04)*         (2.61)          (2.65)          16.02
 ...................................................................................................................................
Class A         16.51        (.02)        (0.47)          (0.49)             --              --              --           16.02
 ...................................................................................................................................
Class B         16.51        (.04)        (0.49)          (0.53)             --              --              --           15.98

* Includes (.01) distribution in excess of net investment income

NATIONWIDE FUND

1994            16.55         .37            .41            .78            (.36)           (.85)          (1.21)          16.12
 ...................................................................................................................................
1995            16.12         .31           2.49           2.80            (.31)          (1.26)          (1.57)          17.35
 ...................................................................................................................................
1996            17.35         .36           3.98           4.34            (.35)           (.93)          (1.28)          20.41
 ...................................................................................................................................
1997            20.41         .31           7.44           7.75            (.31)          (1.28)          (1.59)          26.57
 ...................................................................................................................................
1998            26.57         .30           6.23           6.53            (.30)          (2.54)          (2.84)          30.26
 ...................................................................................................................................
Class A         29.94         .06           .38             .44            (.08)             --            (.08)          30.30
 ...................................................................................................................................
Class B         29.94     --                .27             .27            (.03)             --            (.03)          30.18




MID CAP GROWTH FUND
                                          Net                               Net
                                      investment                        investment
                                        income                             income                     Net assets
                         Expenses      (loss) to           Expenses       (loss) to                     at end
             Total      to average      average          to average       average         Portfolio  of period
Year        return     net assets     net assets         net assets*      net assets*      turnover     (000's)
----------------------------------------------------------------------------------------------------------------------
                                           RATIONS & SUPPLEMENTAL DATA                               ASSETS

1994         6.92%        1.59%            .21             1.90%           (.82%)          14.14%       6,787
 .............................................................................................................
1995        21.57         1.47            (.05)            1.72            (.30)           29.19        7,594
 .............................................................................................................
1996        19.41         1.44             .03             1.69            (.22)           17.19        9,095
 .............................................................................................................
1997        23.66          .96             .20             1.70            (.54)           40.69        9,541
 .............................................................................................................
1998         5.11          .93            (.30)            1.57            (.94)           46.33        9,022
 .............................................................................................................
Class A    (10.17)        1.23            (.70)            2.21           (1.68)           46.33          305
 .............................................................................................................
Class B    (10.83)        2.00           (1.47)            2.98           (2.45)           46.33          251

 * Ratios are calculated as if no expenses were waived


GROWTH FUND

1994             5.73          .68            1.71          --               --                 14.5      464,715
 .................................................................................................................
1995            21.01          .66            1.66          --               --                 27.1      582,927
 .................................................................................................................
1996            12.36          .64            1.20          --               --                 25.6      655,616
 .................................................................................................................
1997            32.12          .64             .81          --               --                 45.1      818,124
 .................................................................................................................
1998            15.94          .73             .19          --               --                38.61      914,178
 .................................................................................................................
Class A         (2.97)        1.11            (.38)         --               --                38.61        2,830
 .................................................................................................................
Class B         (3.21)        1.88           (1.16)         --               --                38.61        1,557


NATIONWIDE FUND

1994             4.88          .63            2.26          --               --                15.40      706,674
 .................................................................................................................
1995            19.24          .63            1.95          --               --                16.50      795,666
 .................................................................................................................
1996            26.11          .61            1.89          --               --                16.71      958,590
 .................................................................................................................
1997            40.17          .60            1.32          --               --                14.94    1,448,422
 .................................................................................................................
1998            25.73          .66            1.00          --               --                13.47    2,172,101
 .................................................................................................................
Class A          1.48         1.00             .54          --               --                13.47       19,746
 .................................................................................................................
Class B           .90         1.75            (.20)         --               --                13.47       13,493

BOND FUND
                                                                     Distributions
                                       Net realized                     from net
              Net asset       Net       gain (loss)                    Dividends      realized gain
               value-     investment  and unrealized  Total from        from net         from                             Net asset
              beginning     income     appreciation   investment       investment     investment         Total            value-end
Year          of period     (loss)    (depreciation)  operations         income      transactions    distributions        of period
-----------------------------------------------------------------------------------------------------------------------------------
           INCOME FROM INVESTMENT OPERATIONS                                               LESS DISTRIBUTIONS



1994         $  10.07      $  .60      ($  1.56)     ($     .96)     ($     .65)            --        ($    .65)      $    8.46
 ...................................................................................................................................
1995             8.46         .63          1.04            1.67            (.63)            --             (.63)           9.50
 ...................................................................................................................................
1996             9.50         .61          (.15)            .46            (.62)            --             (.62)           9.34
 ...................................................................................................................................
1997             9.34         .60           .15             .75            (.60)            --             (.60)           9.49
 ...................................................................................................................................
1998             9.49         .57           .27             .84            (.57)            --             (.57)           9.76
 ...................................................................................................................................
Class A          9.52         .26           .23             .49            (.26)            --             (.26)           9.75
 ...................................................................................................................................
Class B          9.52         .23           .23             .46            (.23)            --             (.23)           9.75

 * Ratios are calculated as if no expenses were waived


TAX-FREE INCOME FUND

1994            10.95         .53         (1.45)           (.92)           (.51)           (.12)           (.63)           9.40
 ...................................................................................................................................
1995             9.40         .51           .84            1.35            (.53)            --             (.53)          10.22
 ...................................................................................................................................
1996            10.22         .51           .02             .53            (.51)            --             (.51)          10.24
 ...................................................................................................................................
1997            10.24         .50           .27             .77            (.50)            --             (.50)          10.51
 ...................................................................................................................................
1998            10.51         .50           .23             .73            (.50)           (.08)           (.58)          10.66
 ...................................................................................................................................
Class A         10.48         .23           .17             .40            (.23)            --             (.23)          10.65
 ...................................................................................................................................
Class B         10.48         .20           .18             .38            (.20)            --             (.20)          10.66


LONG-TERM GOVERNMENT BOND FUND

1994            11.31         .58         (1.10)           (.52)           (.58)           (.09)           (.67)          10.12
 ...................................................................................................................................
1995            10.12         .68           .95            1.63            (.68)            --             (.68)          11.07
 ...................................................................................................................................
1996            11.07         .68          (.15)            .53            (.68)            --             (.68)          10.92
 ...................................................................................................................................
1997            10.92         .66           .27             .93            (.66)            --             (.66)          11.19
 ...................................................................................................................................
1998            11.19         .63           .58            1.21            (.63)            --             (.63)          11.77
 ...................................................................................................................................
Class A         11.24         .28           .53             .81            (.28)            --             (.28)          11.77
 ...................................................................................................................................
Class B         11.24         .25           .52             .77            (.25)            --             (.25)          11.76


BOND FUND
                                          Net                               Net
                                      investment                        investment
                                        income                             income                     Net assets
                         Expenses      (loss) to           Expenses       (loss) to                     at end
             Total      to average       average          to average       average         Portfolio  of period
Year        return     net assets       net assets       net assets*      net assets*      turnover     (000's)
-----------------------------------------------------------------------------------------------------------------
                                           RATIONS & SUPPLEMENTAL DATA                               ASSETS



1994        (9.81%)        .71%           7.11%              --              --            58.00%  $  124,455
 .............................................................................................................
1995        20.41          .71            7.04               --              --            70.40      133,633
 .............................................................................................................
1996         5.05          .70            6.60               --              --            38.95      133,253
 .............................................................................................................
1997         8.33          .72            6.43               --              --            70.63      124,404
 .............................................................................................................
1998         9.11          .78            5.93               --              --            70.31      134,822
 .............................................................................................................
Class A      5.18         1.17            5.48               --              --            70.31        1,365
 .............................................................................................................
Class B      4.85         1.81            4.93               --              --            70.31          490

 * Ratios are calculated as if no expenses were waived


TAX-FREE INCOME FUND

1994           (8.74)         .99            5.02             1.14            4.87            59.20      241,097
 ................................................................................................................
1995           14.66          .96            5.20             1.13            5.05            31.70      262,484
 ................................................................................................................
1996            5.31          .96            4.98             1.11            4.83            24.15      264,642
 ................................................................................................................
1997            7.72          .96            4.85             1.11            4.70            39.49      256,486
 ................................................................................................................
1998            7.09          .85            4.73              .93            4.65            28.88      263,662
 ................................................................................................................
Class A         3.86         1.06            4.50             --              --              28.88          601
 ................................................................................................................
Class B         3.66         1.66            3.94             --              --              28.88        1,477


LONG-TERM GOVERNMENT BOND FUND

1994           (4.75)        1.28            5.42             1.58            5.12           174.40       70,218
 ................................................................................................................
1995           16.68          .89            6.42             1.58            5.73           140.55       69,190
 ................................................................................................................
1996            5.01          .84            6.26             1.59            5.51            21.04       58,737
 ................................................................................................................
1997            8.84          .85            6.04             1.60            5.29            52.10       48,549
 ................................................................................................................
1998           11.15          .82            5.55             1.28            5.09            51.12       40.946
 ................................................................................................................
Class A         7.32         1.04            5.09             1.28            4.85            51.12          201
 ................................................................................................................
Class B         6.90         1.64            4.52             1.90            4.26            51.12          352

FINANCIAL HIGHLIGHTS CONTINUED

INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                                                                    Distributions
                                       Net realized                                    from net
              Net asset       Net       gain (loss)                    Dividends    realized gain
               value-     investment  and unrealized  Total from        from net         from                             Net asset
              beginning     income     appreciation   investment       investment     investment         Total            value-end
Year          of period     (loss)    (depreciation)  operations         income      transactions    distributions        of period
-----------------------------------------------------------------------------------------------------------------------------------
           INCOME FROM INVESTMENT OPERATIONS                                               LESS DISTRIBUTIONS

1994         $  10.26     $   .54      ($   .96)      ($    .42)     ($     .55)      ($    .07)      ($    .62)      $    9.22
 ...................................................................................................................................
1995             9.22         .59           .89            1.48            (.58)             --            (.58)          10.12
 ...................................................................................................................................
1996            10.12         .59          (.08)            .51            (.59)**           --            (.59)          10.04
 ...................................................................................................................................
1997            10.04         .59           .27             .86            (.59)             --            (.59)          10.31
 ...................................................................................................................................
1998            10.31         .56           .34             .90            (.56)           (.08)           (.64)          10.57
 ...................................................................................................................................
Class A         10.24         .26           .32             .58            (.26)             --            (.26)          10.56
 ...................................................................................................................................
Class B         10.24         .23           .31             .54            (.23)             --            (.23)          10.55



MONEY MARKET FUND

1994         $   1.00         .03           --              --             (.03)             --              --            1.00
 ...................................................................................................................................
1995             1.00         .05           --              --             (.05)             --              --            1.00
 ...................................................................................................................................
1996             1.00         .05           --              --             (.05)             --              --            1.00
 ...................................................................................................................................
1997             1.00         .05           --              --             (.05)             --              --            1.00
 ...................................................................................................................................
1998             1.00         .05           --              --             (.05)             --              --            1.00

* Ratios are calculated as if no expenses were waived
** Includes $.01 dividend in excess of net investment income.



INTERMEDIATE U.S. GOVERNMENT BOND FUND
                                           Net                               Net
                                       investment                        investment
                                         income                             income                     Net assets
                         Expenses      (loss) to           Expenses       (loss) to                     at end
             Total      to average       average          to average       average         Portfolio  of period
Year        return     net assets       net assets       net assets*      net assets*      turnover     (000's)
-----------------------------------------------------------------------------------------------------------------
                                           RATIONS & SUPPLEMENTAL DATA                               ASSETS

1994          (4.20%)         1.09%           5.62%           1.24%           5.47%          67.50%   $  37,749
 ...............................................................................................................
1995          16.47           1.08            5.92            1.23            5.77           25.40       39,777
 ...............................................................................................................
1996           5.28           1.06            5.86            1.21            5.71            9.30       39,497
 ...............................................................................................................
1997           8.86           1.07            5.85            1.22            5.70           26.58       41,328
 ...............................................................................................................
1998           9.03            .92            5.43            1.03            5.32           59.52       50,849
 ...............................................................................................................
Class A        5.69           1.04            5.10            1.17            4.97           59.52          332
 ...............................................................................................................
Class B        5.29           1.64            4.59            1.86            4.37           59.52          297

* Includes $.01 dividend in excess of net investment income.


MONEY MARKET FUND

1994           3.34            .65            3.33             .70            3.28           --         491,737
 ...............................................................................................................
1995           5.46            .62            5.34             .67            5.29           --         604,711
 ...............................................................................................................
1996           5.05            .60            4.93             .65            4.88           --         729,500
 ...............................................................................................................
1997           5.07            .59            4.96             .64            4.91           --         820,657
 ...............................................................................................................
1998           5.15            .59            5.03             .61            5.01           --       1,048,689

* Ratios are calculated as if no expenses were waived

INFORMATION FROM NATIONWIDE

Please read this Prospectus before you invest and keep it with your records. The following documents contain additional information about the Funds. To obtain a document free of charge contact us at the address or number listed below.

- Statement of Additional Information (SAI) (incorporated by reference in this Prospectus)

- Annual Report (which contains a discussion of the market conditions and investment strategies that significantly affect each Fund's performance)

-    Semi-Annual Report


FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492
(614) 249-8705 (fax)


FOR INFORMATION, ASSISTANCE, AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 5 p.m. Eastern Time)


FOR 24-HOUR ACCOUNT ACCESS:

1-800-637-0012 (toll free)
Also, visit Nationwide's Web site at www.nationwidefunds.com


INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION

You can obtain copies of Fund documents from the SEC as follows:


IN PERSON:

Public Reference Room in Washington, D.C. (for their hours of operation, call 1-800- SEC-0330)


BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C.  20549-6009
(The SEC charges a fee to copy any documents.)


VIA THE INTERNET:

http://www.sec.gov



Investment Company Act File No. 811-08495

PART B:

                STATEMENT OF ADDITIONAL INFORMATION MARCH 1, 1999

NATIONWIDE MUTUAL FUNDS
NATIONWIDE MID CAP GROWTH FUND
NATIONWIDE GROWTH FUND
NATIONWIDE FUND
(together referred to as the "Stock Funds")
NATIONWIDE BOND FUND
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE LONG-TERM U.S. GOVERNMENT BOND FUND
NATIONWIDE INTERMEDIATE U.S. GOVERNMENT BOND FUND
(together referred to as the "Bond Funds")
NATIONWIDE MONEY MARKET FUND - PRIME SHARES
(all together the "Funds")


         This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the prospectus for the Funds and should be read in conjunction with the prospectus dated March 1, 1999 for the Funds. The prospectus may be obtained by writing to Nationwide Advisory Services, Inc. ("NAS"), P.O. Box 1492, Three Nationwide Plaza, Columbus, Ohio 43216 or by calling toll-free 800-848-0920.

         Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus.

         The Report of Independent Auditors and Financial Statements of the Funds for the period ended October 31, 1998 are incorporated by reference to the Annual Report. Copies of the Annual Report are available without charge upon request by writing the Trust or by calling 1-800-848-0920.

TABLE OF CONTENTS

General Information and History                                           1
Investment Objectives and Policies                                        1
Investment Restrictions                                                  20
Trustees and Officers of the Trust                                       21
Investment Advisory and Other Services                                   23
Brokerage Allocation                                                     28
Calculation of Net Asset Value of the Money Market Fund                  29
Calculating Money Market Fund Yield                                      30
Calculating Yield and Total Return--
         Non-Money Market Funds                                          30
Nonstandard Returns                                                      31
Additional Information                                                   32
Additional General Tax Information                                       32
Major Shareholders                                                       38
Financial Statements                                                     38
Appendix                                                                 39

GENERAL INFORMATION AND HISTORY

Nationwide Mutual Funds (the "Trust"), formerly Nationwide Investing Foundation III, is an open-end management investment company, created under the laws of Ohio by a Declaration of Trust dated as of October 30, 1997.

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies discussed in the Prospectuses. The investment objectives of each Fund are fundamental and may not be changed without shareholder approval. The investment policies and types of permitted investments described here may be changed without approval by the shareholders unless otherwise indicated. There is no guarantee that any of the Funds' investment objectives will be realized.

TEMPORARY DEFENSIVE POSITION

In addition to investments described below and in the Funds Prospectus, each Fund, except for the Tax-Free Income Fund, may as a temporary defensive position invest 100% of its assets in cash or money market instruments as discussed more fully below. The Tax-Free Income Fund may as a temporary defensive position invest up to 20% of its assets in cash and taxable money market instruments.

         INFORMATION CONCERNING THE DURATION OF THE U.S. GOVERNMENT BOND FUNDS:
The Long-Term U.S. Government Bond Fund will maintain a duration which, on a weighted average basis and under normal market conditions, will generally be greater than six years. The Intermediate U.S. Government Bond Fund will maintain a duration which, on a weighted average basis and under normal market conditions, will generally be between three and a half and six years. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

         Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

         Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms to maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

         There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, NAS will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that either U.S. Government Bond Fund will at all times achieve its targeted portfolio duration.

         The change in market value of U.S. Government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

While each U.S. Government Bond Fund intends to maintain the average duration described above under normal market conditions, there is no limit as to the maturity of any one security which each U.S. Government Bond Fund may purchase.

DEBT OBLIGATIONS. Each of the Funds may invest in debt obligations. Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price.)

         RATINGS AS INVESTMENT CRITERIA. High-grade and investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities. Among the factors that will be considered by NAS are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

         Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require the sale of such securities, but NAS will consider such events in determining whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such NRSROs or their rating systems, or due to a corporate reorganization, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

MONEY MARKET INSTRUMENTS. Each Fund may invest in certain types of money market instruments which may include the following types of instruments:

     -- obligations with remaining maturities of 397 days or less issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, and for the Money Market Fund's, obligations of the Canadian government and their provinces, their agencies and instrumentalities';

     -- repurchase agreements;

     -- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States (Eurodollars) and subsidiaries located in Canada), domestic branches of foreign banks (Yankees dollars), savings and loan associations and similar institutions;

     -- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have outstanding debt issue with a high quality rating;

     --  adjustable and variable rate instruments including callable notes;

     -- short-term (maturing in 397 days or less) corporate obligations rated within the top two categories by an NRSRO;

     -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

MORTGAGE AND ASSET-BACKED SECURITIES - The Bond Funds (except Tax-Free Income
Fund) may each purchase mortgage-backed securities. In addition, the Nationwide Bond Fund and the Nationwide Money Market Fund may invest in asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or, in the case of the Nationwide Bond Fund only, by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

         Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

         The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

         Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

         Private lenders or government-related entities may also create mortgage loan pools offering mortgage-backed securities where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-backed securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities. The market for privately issued mortgage and asset-backed securities is smaller and less liquid than the market for government sponsored mortgage-backed securities.

         Asset-backed securities have structural characteristics similar to mortgage-back securities. However, the underlying assets are not mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on the asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

         The yield characteristics of mortgage- and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also pose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

         Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in the Fund would likely decrease. Also, the Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS--The Bond Funds (other than the Tax-Free Income Fund) may also acquire CMOs. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to as "Mortgage Assets"). Payments of principal or interest on the Mortgage Assets, and any reinvestment income thereon, provide the income to pay debt service on the CMOs.

CMOs may be issued by agencies or instrumentalities of the U.S. Government or by private lenders.

STRIPPED MORTGAGE-BACKED SECURITIES--Each Bond Fund (other than the Tax-Free Income Fund) may acquire stripped mortgage-backed securities. Stripped mortgage-backed securities are securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. "IOs" (interest only securities) receive the interest portion of the cash flow while "POs" (principal only securities) receive the principal portion. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private lenders. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of POs, like other debt instruments, will tend to move in the opposite direction compared to interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

         Each Bond Fund (other than the Tax-Free Income Fund) may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. No more than 10% of a Bond Fund's total assets will be invested in IOs and in POs. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Bond Fund may have difficulty in selling such securities.

REPURCHASE AGREEMENTS. All of the Funds may enter into repurchase agreements with certain banks or non-bank dealers. In connection with the purchase of a repurchase agreement by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by a Fund. Repurchase agreements may be entered into with respect to securities of the type in which a Fund may invest or government securities regardless of their remaining maturities. A Fund will require that additional securities be deposited with its custodian if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to the securities, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. NAS, acting under the supervision of the Board of Trustees of the Trust, reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each of the Funds may purchase securities on a "when-issued" or "delayed delivery" basis (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and/or yield). When-issued transactions normally settle within 45 days (for mortgage-backed securities, the delivery date may extend to as long as 120 days). The payment obligation and the interest rate, if applicable, that will be received on when-issued securities are fixed at the time the Fund enters into the commitment to buy such securities. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on or prices of such securities may be higher or lower than the yields or prices available in the market on the dates when the investments are actually delivered to the buyers.

Purchasing when-issued securities allows a Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

         When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, the Fund's custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of NAS to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The Funds will engage in "when-issued" or "delayed delivery" transactions only for the purpose of acquiring portfolio securities consistent with the Funds' investment objectives and policies and not for investment leverage. If the Tax-Free Income Fund sells a "when-issued" or "delayed-delivery" security before delivery, any gain would not be tax-exempt.

LENDING PORTFOLIO SECURITIES. Each Fund (except the Tax-Free Income Fund) may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. Investment of such collateral allows a Fund to continue to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and the Fund receives interest on the amount of the loan. For the purposes of this policy, the Fund considers U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower at least 100% collateral of the type discussed in the preceding paragraph; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the Trust's Board of Trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

SPECIAL SITUATION COMPANIES. The Mid Cap Growth Fund may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. The Mid Cap Growth Fund believes, however, that if NAS analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, such Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Mid Cap Growth Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES. The Mid Cap Growth Fund, Growth Fund and Nationwide Fund may invest, directly or indirectly through the use of depository receipts, in foreign securities. The Money Market Fund and the Bond Fund may invest in Canadian and Provincial obligations as described below. Investors in such Funds should recognize that investing in foreign securities involves certain special considerations which are not typically associated with investing in domestic securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic issuers, there may be less publicly available information about certain foreign securities than about domestic securities. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each such Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a

Fund, may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

         Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. However, these foreign withholding taxes are not expected to have a significant impact on those Funds for which the investment objective is to seek long-term capital appreciation and any income should be considered incidental.

         CANADIAN AND PROVINCIAL OBLIGATIONS. The Money Market Fund and the Nationwide Bond Fund may invest in Canadian and Provincial obligations. Generally, these obligations are unsecured, discounted bills and notes issued in U.S. currency. These obligations have a final maturity of 270 days or less from date of issue and are exempt from registration under section 3(a)(3) of the Securities Act of 1933, as amended. Canada Bills constitute direct, unconditional obligations of Her Majesty in right of Canada and are a direct charge on, and payable out of the Consolidated Revenue Fund of Canada. Export Development Company and Canadian Wheat Board are crown corporations and agents of Her Majesty in right of Canada. Provincial obligations are backed by the full faith and credit of the provincial governments.

         DEPOSITORY RECEIPTS. As indicated in the Funds' Prospectus, the Stock Funds may invest in foreign securities indirectly by purchasing depository receipts, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs") or securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depository Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. For purposes of a Fund's investment policies, ADRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR or EDR representing ownership of common stock will be treated as common stock.

         The Stock Funds may invest in depository receipts through "sponsored" or "unsponsored" facilities. While ADRs and EDRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR and EDR holders and the practices of market participants.

         A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs and EDRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR and EDR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depository receipts.

Unsponsored ADRs and EDRs tend to be less liquid than sponsored ADRs and EDRs, respectively.

         Sponsored ADR and EDR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository, and the ADR and EDR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR and EDR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

         EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

         Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers. However, Eurodollar and Yankee bank obligations held in the Money Market Fund will undergo the same credit analysis as domestic issues in which the Money Market Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Money Market Fund.

MUNICIPAL SECURITIES. As stated in the Prospectus, the assets of the Tax-Free Income Fund will be primarily invested in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities if the interest paid thereon is exempt from federal taxes including the federal alternative minimum tax.

         Among other types of municipal securities, the Tax-Free Income Fund may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. NAS will consider such an event in determining whether the Tax-Free Income Fund should continue to hold the obligation.

         An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

         The Tax-Free Income Fund may invest in AMT bonds. An AMT bond is an otherwise tax-exempt municipal bond whose interest is treated as a preference item for purposes of computing the alternative minimum tax imposed on individuals and corporations. The Fund has adopted a fundamental investment policy which requires it to invest at least 80% of its net assets in securities, the interest income from which is exempt from Federal income taxes and is not treated as a preference item for purposes of the Federal alternative minimum tax. Specifically, private activity bonds, other than 501(c)(3) bonds issued on or after August 8, 1986 that are not current refundings of pre-1986 industrial development bonds are AMT bonds. A municipal bond is considered to be a private activity bond if more than either 5% or $5 million of the proceeds is used to finance a loan to any person other than a governmental unit or 10% or more of the proceeds of the issue is used in a trade or business of any person other than a governmental entity and more than 10% of the issue is secured by property or payments used in a private business. Private activity bonds held by the Tax-Free Income Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer.

         Municipal bonds that are private activity bonds will not be tax-exempt unless they fall within the category of "qualified bonds" defined in the Code. Qualified bonds include issues for certain facilities such as airport bonds, water and sewer service bonds, qualified single and multifamily housing bonds, certain "small" industrial development bonds and bonds for local furnishing of gas and electricity. Qualified bonds are also bonds for water, solid waste facility bonds, docks and wharves issues and "enterprise zone" bonds.

         In addition to normal risks associated with bonds, there is a slight risk of less active secondary market for AMT bonds. In general, a larger secondary market will exist for AMT bonds when the supply of municipal bonds is tight.

         PUTS. The Tax-Free Income Fund may also acquire "puts" with respect to municipal securities held in its portfolio. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Tax-Free Income Fund may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to the Tax-Free Income Fund upon its exercise of a "put" is normally (i) the Tax-Free Income Fund's acquisition cost of the municipal securities (excluding any accrued interest which the Tax-Free Income Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Tax-Free Income Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Tax-Free Income Fund to facilitate the liquidity of its portfolio assets. Puts may also be used to facilitate the reinvestment of the Tax-Free Income Fund's assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities.

         The Tax-Free Income Fund expects that it will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Tax-Free Income Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

         The Tax-Free Income Fund intends to enter into puts only with dealers, banks, and broker-dealers which, in NAS's opinion, present minimal credit risks.

CONVERTIBLE SECURITIES. The Mid Cap Growth Fund, Growth Fund and Nationwide Fund may invest in convertible securities to the extent described in their Prospectus. Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities,
(ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

         The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

         A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

WARRANTS. The Mid Cap Growth Fund, Growth Fund, and Nationwide Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities.

         Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Fund may not invest more than 15% (10% for the Money Market Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. At this time none of the Funds intends to invest more than 5% of its net assets in illiquid securities. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and a Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A Fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The SEC has adopted Rule 144A under the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

         Any such restricted securities will be considered to be illiquid for purposes of such a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, NAS has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund's level of illiquidity may increase.

         A Stock Fund may buy or sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         NAS will monitor the liquidity of restricted securities in a Fund. In reaching liquidity decisions, NAS may consider the following factors: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

BORROWING. Each Fund may borrow money from banks, limited by the Fund's fundamental investment restriction to 33-1/3% of its total assets (including the amount borrowed). In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. Each Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets.

         Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS. As discussed in the Prospectus, NAS may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management. Derivations are financial instruments whose value and performance are based on the value and performance of another security, financial instrument or index. At this time none of the Funds intends to invest more than 5% of its net assets in derivative instruments.

         The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

         SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

         (1) Successful use of most of these instruments depends upon NAS's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

         (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

         (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because NAS or the Subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

         (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

         For a discussion of the Federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information".

         OPTIONS. Each of the Stock Funds may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase or sale of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction", the sale or purchase, as the case may be, of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

         The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

         A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

         A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

         Each Stock Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Each of the Stock Funds intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

         Transactions using OTC options expose a Fund to certain risks. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         Each Stock Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Price movements in securities in which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations acquiring and holding the underlying securities. A Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise.

         The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

         FUTURES CONTRACTS. The Stock Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when NAS believes it is more advantageous to a Fund than is purchasing the futures contract.

         To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of a Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.

         A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

         No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

         Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

         Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

         If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

         Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FORWARD CURRENCY CONTRACTS. The Mid Cap Growth Fund, Growth Fund and Nationwide Fund may enter into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

         At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

         The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

SECURITIES OF OTHER NON-AFFILIATED INVESTMENT COMPANIES. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies. The Funds may also invest in shares of other non-affiliated U.S. investment companies registered under the 1940 Act. Investing through such vehicles may involve frequent or layered fees or expenses and may also be subject to limitation under the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

BANK OBLIGATIONS. Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

         Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

FLOATING AND VARIABLE RATE OBLIGATIONS--The Bond Funds and the Money Market Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but change either with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Interest rates on floating rate obligations reset at such times as there are changes in the underlying index while interest rates on variable rate obligations reset at preset fixed times (such as quarterly or monthly). Certain of the floating or variable rate obligations that may be purchased by these Funds may be callable by the issuer at certain dates during the term of the obligations. The dates on which they may be called are set at the time of issuance. The obligations have credit risks like other debt instruments, but because the issuer may call the obligations, these Funds are also subject to the risk that the rates at which a Fund will be able to reinvest such assets after a call may be less than the rate paid on the floating or variable rate obligation. Certain of the floating or variable rate obligations that may be purchased by these Funds may also carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permits the amount of the indebtedness thereunder to vary and provides for periodic adjustments in the interest rate. The Bond Funds and the Money Market Fund will limit their purchases of floating and variable rate obligations to those of the same quality as obligations they are otherwise allowed to purchase. NAS will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

         In the event the interest rate of a variable or floating rate obligation is established by reference to an index or an interest rate that may from time to time lag behind other market interest rates, there is the risk that the market value of such obligation, on readjustment of its interest rate, will not approximate its par value or amortized cost, as the case may be.

         Although there may be no active secondary market with respect to a particular variable or floating rate obligation purchased by a Fund, the Fund may attempt to resell the obligation at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate obligation in the event the issuer of the obligation defaulted on its payment obligations, and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate obligations may be secured by bank letters of credit.

         Variable and floating rate obligations for which no readily available market exists and which are not subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by that Fund, will be considered illiquid and therefore, together with other illiquid securities held by such Fund, investments will not exceed such Fund's limitations on investments in illiquid securities.

         The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES. The Bond Funds may invest in zero coupon securities in accordance with investment policies described in their Prospectus.

         Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features.

         Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.

         Current federal income tax law requires the holder of a zero coupon security acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

MEDIUM-GRADE OBLIGATIONS--The Nationwide Bond and Tax-Free Income Funds may invest in medium-grade securities. Medium-grade securities are obligations rated in the fourth highest rating category by any NRSRO. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

         All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by NAS to consider what action, if any, a Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

PORTFOLIO TURNOVER

         The Funds will attempt to purchase securities with the intent of holding them for investment but may purchase and sell portfolio securities whenever NAS believes it to be in the best interests of a Fund. The Funds will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objective and policies.

INVESTMENT RESTRICTIONS

The following are fundamental investment restrictions of each Fund which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

EACH OF THE FUNDS:

     - May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

     - May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

     - May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

     - May not purchase or sell real estate, except that each Fund may acquire real estate through ownership of securities or instruments and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

     - May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of such Fund.

     - May not lend any security or make any other loan, except that each Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

     - May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. Government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

The following are the non-fundamental operating policies of the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

     - Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

     - Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

     - Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Money Market Fund) of its net assets would be invested in securities that are illiquid.

     - Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

     - Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

TRUSTEES AND OFFICERS
 OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupation of the Trustees and Officers during the last five years, their ages, their addresses and their affiliations are:

JOHN C. BRYANT, Trustee*, Age 63
411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

C. BRENT DEVORE, Trustee, Age 58
North Walnut and West College Avenue, Westerville, Ohio
Dr. DeVore is President of Otterbein College.

SUE A. DOODY, Trustee, Age 64
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*, Age 71
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

CHARLES L. FUELLGRAF, JR., Trustee*+, Age 67
600 South Washington Street, Butler, Pennsylvania
Mr. Fuellgraf is Chief Executive Officer of Fuellgraf Electric Company, an electrical construction and engineering company. He is a Director of the Nationwide Insurance Companies and associated companies.

THOMAS J. KERR, IV, Trustee*, Age 65
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 43
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

DIMON R. MCFERSON, Trustee*+, Age 61
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.

NANCY C. THOMAS, Trustee+, Age 64
10835 Georgetown Road, NE, Louisville, Ohio
Ms. Thomas is a farm owner and operator. She is also a Director of the Nationwide Insurance Companies and associated companies.

HAROLD W. WEIHL, Trustee+, Age 66
14282 King Road, Bowling Green, Ohio
Mr. Weihl is a owner and operator of Weihl Farms. He is also a Director of the Nationwide Insurance Companies and associated companies.

DAVID C. WETMORE, Trustee, Age 50
11495 Sunset Hills Rd - Suite #210, Reston, Virginia
Mr. Wetmore is the Managing Director of The Updata Capital, a venture capital firm.

JAMES F. LAIRD, JR., Treasurer, Age 42
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Manager.

CHRISTOPHER A. CRAY, Assistant Treasurer, age 40
Three Nationwide Plaza, Columbus, Ohio
Mr. Cray is Treasurer of Nationwide Advisory Services, Inc., the Distributor and Investment Manager. Prior to that he was Director - Corporate Accounting of Nationwide Insurance Enterprise.

ELIZABETH A. DAVIN, Secretary, age 34
Three Nationwide Plaza, Columbus, Ohio
Ms. Davin is Counsel of Druen, Dietrich, Reynolds & Koogler, the Trust's legal counsel.

+ A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

*Members of the Executive Committee. Mr. McFerson is Chairman. Mr. Fuellgraf is the Alternate Member. The Executive Committee has the authority to act for the Board of Trustees except as provided by law and except as specified in the Trust's Bylaws.

Gasper, Bryant, Doody, DeVore, Duncan, Kerr, Kridler, Wetmore and Woodward are also Trustees, and Laird, Cray and Davin are also officers of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies in the Nationwide fund complex.

All Trustees and Officers of the Trust own less than 1% of its outstanding shares.

         The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. NAS reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ended October 31, 1998. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, including the predecessor investment companies to the Trust, for the fiscal year ended October 31, 1998. Trust officers receive no compensation from the Trust in their capacity as officers.

                                                 COMPENSATION TABLE
                                                                           PENSION
                                                                         RETIREMENT
                                                      AGGREGATE           BENEFITS           ANNUAL            TOTAL
                                                    COMPENSATION         ACCRUED AS         BENEFITS       COMPENSATION
NAME OF PERSON,                                         FROM            PART OF TRUST         UPON         FROM THE FUND
POSITION                                              THE TRUST           EXPENSES         RETIREMENT        COMPLEX**

John C. Bryant, Trustee                              $ 10,000              --0--              --0--          $21,000
C. Brent DeVore,  Trustee                              10,000              --0--              --0--           12,250
Sue A. Doody, Trustee                                  10,000              --0--              --0--           21,000
Robert M Duncan,  Trustee                              10,000              --0--              --0--           21,000
Charles L. Fuellgraf, Jr, Trustee                      10,000              --0--              --0--           10,000
Thomas J. Kerr, IV,  Trustee                           10,000              --0--              --0--           21,000
Douglas F. Kridler, Trustee                            10,000              --0--              --0--           21,000
Dimon R. McFerson, Trustee                              --0--              --0--              --0--            --0--
Nancy C. Thomas,  Trustee                              10,000              --0--              --0--           10,000
Harold W. Weihl,  Trustee                              10,000              --0--              --0--           10,000
David C. Wetmore, Trustee                              10,000              --0--              --0--           12,250

**The Fund Complex includes three trusts comprised of thirty five investment company funds or series.


INVESTMENT ADVISORY AND OTHER SERVICES

         Under the terms of the Investment Advisory Agreement dated May 9, 1998, Nationwide Advisory Services, Inc. ("NAS") manages the investment of the assets of the Funds in accordance with the policies and procedures established by the Trustees.

         The Adviser pays the compensation of the Trustees and officers affiliated with the Adviser. The Adviser also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust.

         The Investment Advisory Agreement also specifically provides that the Adviser, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement will continue in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that the Adviser may render similar services to others.

         The Trust pays the compensation of the Trustees who are not interested persons of the Adviser and all expenses (other than those assumed by the Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; fees under the Trust's Fund Administration Agreement; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. NAS reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust.

         NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc.
(NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance Enterprise.

         For services provided under the Investment Advisory Agreement, NAS receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

                            Fund                                                  Assets                             Fee
                            ----                                                  ------                             ---

Nationwide Mid-Cap Growth, Nationwide                                     $0 up to $250 million                       .60%
Growth and Nationwide Fund                                            $250 million up to $1 billion                  .575%
                                                                       $1 billion up to $2 billion                    .55%
                                                                       $2 billion up to $5 billion                   .525%
                                                                           $5 Billion and more                        .50%
Nationwide Bond, Nationwide Tax-Free,                                     $0 up to $250 million                       .50%
Nationwide Intermediate U.S. Government                               $250 million up to $1 billion                  .475%
Bond, and Nationwide Long-Term U.S.                                    $1 billion up to $2 billion                    .45%
Government Bond Funds                                                  $2 billion up to $5 billion                   .425%
                                                                            $5 Billion and more                       .40%
Nationwide Money Market Fund                                               $0 up to $1 billion                        .40%
                                                                       $1 billion up to $2 billion                    .38%
                                                                       $2 billion up to $5 billion                    .36%
                                                                           $5 Billion and more                        .34%

NAS has agreed with the Trust to Waive advisory fees, and if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.25% for Class A shares, 2.00% for Class B shares and 1.00% for Class D shares in the Mid Cap Growth Fund; and 1.04% for Class A shares, 1.64% for Class B shares and .79% for Class D shares in the Long-Term U.S. Government Bond Fund and Intermediate U.S. Government Bond Fund until further written notice.

During the fiscal years ended October 31, 1998, 1997 and 1996, NAS received the following fees for investment advisory services:

                                               Acquired                                    Years Ended October 31,
           Funds                                Funds*                             1998             1997               1996
           -----                                ------                             ----             ----               ----

Mid Cap Growth                        Growth of FHIT                          $   61,706         $   63,883        $   54,053
Growth                                Growth of NIF                            4,894,110          3,750,599         3,212,196
Nationwide Fund                       Nationwide Fund of NIF                   9,977,231          5,938,011         4,425,921
Bond                                  Bond of NIF                                647,809            629,068           663,545
Tax-Free Income                       Tax-Free  Income  of  NIF  II  and
                                      Municipal Bond of FHIT                   1,505,626          1,810,070         1,855,962
LT U.S. Govt.                         Government of FHIT                         254,928            343,259           414,415
Intermediate U.S. Govt.               U.S. Govt. of NIF II                       266,473            256,016           255,149
Money Market**                        Money Market of NIF and
                                      Cash Reserve of FHIT                     3,857,898          3,519,727         2,969,392

* As of May 9, 1998, the Funds acquired all of the assets of one or more series of Nationwide Investing Foundation ("NIF"), Nationwide Investing Foundation II ("NIF II") and Financial Horizons Investment Trust ("FHIT") (collectively, the "Acquired Funds"), as described above, in exchange for the assumption of the stated liabilities of the Acquired Funds and a number of full and fractional Class D shares of the applicable Fund (the Money Market Fund issued shares without class designation) having an aggregate net asset value equal to the net assets of the Acquired Funds as applicable (the "Reorganization").

** Net of waivers of $221,174, $389,150 and $328,076 for the fiscal year ended October 31, 1998, 1997, and 1996, respectively.

DISTRIBUTOR

         NAS serves as agent for each of the Funds in the continuous distribution of its Shares pursuant to an Underwriting Agreement dated as of May 9, 1998 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue in effect until May 9, 2000, and year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

         In its capacity as Distributor, NAS solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge imposed upon sales of Shares of each of the Funds.

During the fiscal years ended October 31, 1998, 1997 and 1996, NAS received the following commissions from the sale of shares of the Funds:

                                             Acquired                                         Years Ended October 31,
         Funds                                Funds*                                1998              1997             1996
         -----                                ------                                ----              ----             ----

Mid Cap Growth                        Growth of FHIT                            $   20,296         $     ---        $     ---
Growth                                Growth of NIF                              1,058,927           873,750        1,029,727
Nationwide Fund                       Nationwide Fund of NIF                     3,502,971         2,037,896        1,089,371
Bond                                  Bond of NIF                                  112,368           123,036          202,206
Tax-Free                              Tax-Free  of NIF  II and  Municipal
                                      Bond of FHIT                                  87,774               ---              ---
LT U.S. Govt.                         Govt. Bond of FHIT                             7,157               ---              ---
Intermediate U.S. Govt.               U.S. Govt. of NIF II                          25,366               ---              ---

         NAS also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares. During the fiscal years ended October 31, 1998, 1997 and 1996, NAS received the following amounts:

                                           Acquired                                           Years Ended October 31,
               Funds                        Funds*                                   1998             1997               1996
               -----                        ------                                   ----             ----               ----

Mid Cap Growth                        Growth of FHIT                             $     ---         $  10,832       $   12,788
Growth                                Growth of NIF                                    ---               ---              ---
Nationwide Fund                       Nationwide Fund of NIF                           254               ---              ---
Tax-Free                              Tax-Free of NIF II and                           111           202,973          287,599
                                      Municipal Bond of FHIT
Bond                                  Bond of NIF                                    6,107               ---              ---
LT U.S. Govt.                         Govt. Bond of FHIT                               ---            23,417           36,566
Intermediate U.S. Govt.               U.S. Govt. of NIF II                             ---            31,232           58,918


*     See explanation of reorganization above.

From such commissions and contingent deferred sales charges, NAS retained $1,048,391, $1,603,988, and $1,443,474.

DISTRIBUTION PLAN

         The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act which permits the Funds to compensate NAS as the Funds' Distributor, for expenses associated with distribution of shares of the class. Although actual distribution expenses may be more or less, under the Plan the Funds shall pay an annual fee in amounts not exceeding a maximum amount of .25% of the average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B shares of the Stock Funds, and .85% of the average daily net assets of Class B shares of the Bond Funds to NAS. Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

During the fiscal year ended October 31, 1998, NAS received the following distribution fees:


                                           Acquired                                  Class             Class            Class
       Funds                               Funds*                                      A                 B               D**
       -----                               ------                                      -                 -               ---

Mid Cap Growth                        Growth of FHIT                              $    204           $   659         $    ---
Growth Fund                           Growth of NIF                                  1,838             3,518              ---
Nationwide Fund                       Nationwide Fund of NIF                        11,051            29,020              ---

Tax-Free                              Tax-Free of NIF II and  Municipal                359             2,653          266,074
                                      Bond of FHIT
Bond                                  Bond of NIF                                      717               627              ---
LT U.S. Govt.                         Govt. Bond of FHIT                               113               491              ---
Intermediate U.S. Govt.               U.S. Govt. of NIF II                             236               384           46,052

* See explanation of reorganization above.

** Distribution fees from the Funds prior to the May 11, 1998 reorganization, net of waivers of $38,480 for Mid Cap Growth, $199,556 for Tax-Free, $178,777 for LT U.S. Govt. and $34,539 for Intermediate U.S. Govt.

         As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was approved by the Board of Trustees on March 5, 1998 and amended as of _______, 1998. The Plan may be terminated as to the Funds by vote of a majority of the Independent Trustees, or by vote of majority of the outstanding Shares of that Fund. Any change in the Plan that would materially increase the distribution cost to the Funds requires Shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by the vote of the Trustees including a majority of Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the Fund. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Fund and its Shareholders.

         The Board of Trustees of the Trust believes the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

         NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of the Fund's Shares including, but not limited to, those discussed above.

OTHER SERVICES FOR ALL THE FUNDS

         Under a separate Fund Administration Agreement dated May 9, 1998, NAS also provides various administrative and accounting services, including daily valuation of each Fund's shares and preparation of financial statements, tax returns and regulatory reports. For these services, each Fund pays NAS an annual fee in the amount of 0.07% on assets up to $250 million of average daily net assets, 0.05% on the next $750 million and 0.04% on assets of $1 billion and more.

Administrative fees were not separately charged prior to May 9, 1998.

During the period ended October 31, 1998, NAS received administrative fees from the Funds as follows:

             Funds                                                  Amount
             -----                                                  ------

             Mid Cap Growth                                     $   3,308
             Growth                                               248,049
             Nationwide Fund                                      470,352
             Tax-Free                                              88,596
             Bond                                                  44,441
             LT U.S. Govt.                                         13,998
             Intermediate U.S. Govt.                               16,351
             Money Market                                         257,123

         Nationwide Investors Services, Inc. ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, is the Transfer and Dividend Disbursing Agent for all Nationwide Funds. NISI, a wholly-owned subsidiary of NAS will receive fees for transfer agent services in the following amounts: $16 per Stock Fund account per annum; $18 per Bond Fund account per annum; and $27 per Money Market Fund Prime class account per annum. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

         During the fiscal years ended October 31, 1998, 1997 and 1996, NISI received the following transfer agent fees from the Funds:


                                             Acquired                                          Year Ended October 31,
       Funds                                  Funds*                                    1998            1997            1996
       -----                                  ------                                    ----            ----            ----

Mid Cap Growth                           Growth of FHIT                              $  12,379       $ 11,300       $  11,898
Growth                                   Growth of NIF                                 785,969        729,500         683,043
Nationwide Fund                          Nationwide Fund of NIF                      1,018,754        788,500         698,913
Bond                                     Bond of NIF                                   142,149        149,300         161,300
Tax-Free                                 Tax-Free of NIF II and Municipal              144,397        146,800         173,251
                                         Bond of FHIT
LT U.S. Govt.                            Govt. Bond of FHIT                             34,092         41,500          57,100
Intermediate U.S. Govt.                  U.S. Govt. of NIF II                           38,102         37,599          40,299
Money Market                             Money Market of NIF and Cash                  701,561        664,007         654,597
                                         Reserve of FHIT

*     See explanation of reorganization above.

         The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. Fifth Third performs no managerial or policy making functions for the Funds.

         KPMG Peat Marwick LLP, Two Nationwide Plaza, Columbus, OH 43215, serves as the independent auditors for the Trust.

BROKERAGE ALLOCATION

         ALLOCATION OF PORTFOLIO BROKERAGE-- There is no commitment by NAS to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of the Funds are placed where, in the judgment of NAS, the best prices and executions can be obtained. None of the firms with whom orders are placed are engaged in the sale of shares of the Funds. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker above the negotiated brokerage commissions. The Funds and NAS believe that these services and information, which in many cases would be otherwise unavailable to NAS, are of significant value to NAS, but it is not possible to place an exact dollar value thereon. NAS does not believe that the receipt of such services and information tends to reduce materially NAS's expense.

In the case of securities traded in the over-the-counter market, the Funds will normally deal with the market makers for such securities unless better prices can be obtained through brokers.

During the fiscal years ended October 31, 1998, 1997 and 1996, the following brokerage commissions were paid by the Funds, all to firms rendering statistical services as described above:

                                           Acquired                                     Years Ended October 31,
       Funds                                Funds*                                 1998             1997               1996
       -----                                ------                                 ----             ----               ----

Mid Cap Growth                        Growth of FHIT                            $ 10,084          $   8,480         $   1,928
Growth                                Growth of NIF                              712,200            742,579           376,916
Nationwide Fund                       Nationwide Fund of NIF                     934,759            664,395           436,679

*     See explanation of reorganization above.

As of October 31, 1998, the Nationwide Fund and Nationwide Money Market Fund held investments in securities of their regular broker-dealers as follows:

                                               Shares or
    Fund                   Security         Principal Amount       Value
    ----                   --------         ----------------       -----
Nationwide Fund          Merrill Lynch            237,500       $14,071,875
Money Market Fund        Bear Stearns         $34,000,000       $33,846,053
                         Goldman Sachs        $22,000,000       $21,962,763
                         Merrill Lynch        $33,501,000       $33,372,446
                         Salomon Brothers     $35,000,000       $34,908,652
                         J.P. Morgan          $30,241,000       $30,126,387

ADDITIONAL INFORMATION
ON PURCHASES AND SALES

NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A AND D SHARES ONLY).--THE SALES CHARGE APPLICABLE TO CLASS A AND D SHARES MAY BE WAIVED FOR THE FOLLOWING PURCHASES DUE TO THE REDUCED MARKETING EFFORT REQUIRED BY NAS:

(1) shares sold to other registered investment companies affiliated with NAS,

(2) shares sold:

         (a) to any pension, profit sharing, or other employee benefit plan for the employees of NAS, any of its affiliated companies, or investment advisory clients and their affiliates;

         (b)      to any endowment or non-profit organization;

         (c) to any pension, profit sharing, or deferred compensation plan which is qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with NAS with no sales representative involved upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust;

         (d) to any life insurance company separate account registered as a unit investment trust;

(3) for Class D shares sold:

         (a) to Trustees and retired Trustees of NIF III (including its predecessor Trusts);

         (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance Enterprise, or any investment advisory clients of NAS and their affiliates;

         (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance Enterprise from time to time, which include but are not limited to Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative;

         (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

(4)  Class A shares sold;

         (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with NAS;

         (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with NAS;

         (c) to any person who pays for such shares with the proceeds of mutual fund shares redeemed from an NAS brokerage account; to qualify, the person must have paid an initial sales charge or CDSC on the redeemed shares and the purchase of Class A shares must be made within 60 days of the redemption. This waiver must be requested when the purchase order is placed, and NAS may require evidence of qualification for this waiver.


CLASS B SHARES OF THE STOCK AND BOND FUNDS AND CDSC

A CDSC will be imposed on any redemption of Class B shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. THE CDSC IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION OVER THE INITIAL PURCHASE PRICE. The CDSC applies only to the lesser of the original investment or current market value.

         Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:



                                                       CONTINGENT
                                                        DEFERRED
YEAR OF REDEMPTION                                        SALES
AFTER PURCHASE                                           CHARGE
--------------                                           ------

First                                                      5.00%
Second                                                     4.00%
Third                                                      3.00%
Fourth                                                     3.00%
Fifth                                                      2.00%
Sixth                                                      1.00%
Seventh and following                                      0.00%

For purposes of calculating the CDSC, it is assumed that the oldest Class B shares remaining in your account will be sold first. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.

         For the Bonds Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of the Bond Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

         THE CDSC WILL BE WAIVED IN THE CASE OF A TOTAL OR PARTIAL REDEMPTION FOLLOWING THE DEATH OR DISABILITY OF A SHAREHOLDER (ACCOUNTS OWNED BY AN INDIVIDUAL OR AN INDIVIDUAL JOINTLY WITH SPOUSE) IF REDEMPTION OCCURS WITHIN ONE YEAR OF DEATH OR INITIAL DETERMINATION OF DISABILITY.


CONVERSION FEATURES FOR CLASS B SHARES

Class B shares which have been outstanding for seven years will automatically convert to Class A shares on the first business day of the next month following the seventh anniversary of the date on which such Class B shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and distributions.

         If you effect one or more exchanges among Class B shares of the Funds during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B shares into the Prime Shares of the Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

FACTORS TO CONSIDER WHEN CHOOSING A CLASS OF SHARES

Before purchasing Class A shares or Class B shares of a Fund, investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated 12b-1 fee and potential CDSC on Class B shares prior to conversion (as described above) would be less than the initial sales charge and accumulated 12b-1 fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher yield of Class A shares as a result of the lower expenses. In this regard, to the extent that the sales charge for the Class A shares is waived or reduced investments in Class A shares become more desirable. NAS may refuse a purchase order for Class B shares of over $100,000.

         Although Class A shares are subject to a 12b-1 fee, they are not subject to the higher 12b-1 fee applicable to Class B shares. For this reason, Class A shares can be expected to pay correspondingly higher dividends per shares. However, because initial sales charges are deducted at the time of purchase, purchasers of Class A shares who do not qualify for waivers of or reductions in the initial sales charge would have less of their purchase price initially invested in the Fund than purchasers of Class B shares.

         As described above, purchasers of Class B shares will have more of their initial purchase price invested. Any positive investment return on this additional invested amount may partially or wholly offset the expected higher annual expenses borne by Class B shares. Because a Fund's future returns cannot be predicted, there can be no assurance that this will be the case. Investors in Class B shares would, however, own shares that are subject to higher annual expenses and, for a six-year period, such shares would be subject to a CDSC ranging from 5.00% to 1.00% upon redemption. Investors expecting to redeem during this six-year period should compare the cost of the CDSC plus the aggregate annual Class B shares' 12b-1 fees to the cost of the initial sales charge and 12b-1 fee on the Class A shares. Over time the expense of the annual 12b-1 fee on the Class B shares may be equal to or exceed the initial sales charge and annual 12b-1 fee applicable to Class A shares.

         For example, if a Fund's net asset value remains constant and assuming no waiver of any 12b-1 fees, the aggregate 12b-1 fee with respect to Class B shares of a Fund would equal or exceed the initial sales charge and aggregate 12b-1 fee of Class A shares approximately eight years after the purchase. In order to reduce such fees for Class B Shareholders, Class B shares will be automatically converted to Class A shares, as described above, at the end of a seven-year period. This example assumes that the initial purchase of Class A shares would be subject to the maximum initial sales charge of 5.75% for the Stock Funds and 4.50% for the Bond Funds. This example does not take into account the time value of money which reduces the impact of the Class B shares' 12b-1 fee on the investment, the benefit of having the additional initial purchase price invested during the period before it is effectively paid out as a 12b-1 fee, fluctuations in net asset value, any waiver of 12b-1 fees or the effect of different performance assumptions. For investors who are eligible to purchase Class D shares, the purchase of Class D shares will usually be preferable to purchasing Class A or Class B shares.

         If a shareholder who owns both Class A shares and Class B shares redeems less than his or her entire investment, then shares will be redeemed in the following order unless a shareholder has made a specific election otherwise:
(a) any Class B shares that are not subject to a CDSC (e.g., shares acquired as a result of reinvested dividends and distributions); (b) Class A shares; and (c) Class B shares subject to a CDSC, these shares are redeemed according to age, with the shares held the longest redeemed first.

SIGNATURE GUARANTEE

         A signature guarantee is required if the redemption check is made payable to any one other than the registered shareholder. Based on the circumstances of each transaction, NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If NAS decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

VALUATION OF SHARES

The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the Exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in portfolio securities of a Fund to materially affect the net asset value of that Fund (the "Valuation Time").

         The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.

         The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

         In determining net asset value, portfolio securities listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day at the quoted bid price, or if the securities are traded in the over-the-counter market, at the last quoted sale price, or if no sale price, at the quoted bid prices; all prices obtained from an independent pricing organization. Securities for which market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of NAS are valued at fair value in accordance with procedures adopted by the Board of Trustees.

         The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

         The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action which might include withholding dividends or a revaluation of all or an appropriate portion of the Money Market Fund's assets based upon current market factors.

         The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to NAS, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Fund's net asset value per share will not deviate from $1.

         Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends into one of the Stock Funds.

         An initial investment of $5,000 or more is made in the Money Market Fund, and monthly dividends are then automatically invested into one or more of the Stock Funds chosen by you at such Stock Fund's current offering price. Money Market Plus Growth gives investors stability of principal through the Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW. NOTE: Money Market Fund dividends reinvested into one of the Stock Funds are subject to applicable sales charges.

2 MONEY MARKET PLUS INCOME--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the Bond Funds.

         An initial investment of $5,000 or more is made in the Money Market Fund and monthly dividends are then reinvested into one of the Bond Funds chosen by you at such Fund's current offering price.

         When short-term interest rates increase, so do Money Market dividends. At the same time, share prices of the Bond Funds generally decrease. So, with Money Market Plus Income, when you earn higher Money Market Fund dividends, you can generally purchase more shares of one of the Bond Funds at lower prices. Conversely, when interest rates and Money Market Fund dividends decrease, the share prices of the Bond Funds usually increase--you will automatically buy fewer shares of one of the Bond Funds at higher prices. The Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking writing ($500 minimum), telephone redemption, or NAS NOW. NOTE:
Money Market Fund dividends reinvested into one of the Bond Funds are subject to applicable sales charges.

3 AUTOMATIC ASSET ACCUMULATION--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

         You can get started with Automatic Asset Accumulation for as little as $25 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

4 AUTOMATIC ASSET TRANSFER--This systematic investment plan is designed especially for investors who want to invest $5,000 or more in the Stock or Bond Funds, but not all at one time. Once an initial investment of $5,000 or more is made into a Fund, then a fixed amount of $25 or more for each Fund selected is transferred systematically monthly or quarterly into another Fund. The money is transferred on the 25th day of the month as selected or on the preceding business day. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Money Market Fund to another Fund, sales charges may apply if not already paid.

         Those who have a more conservative outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another Fund over a longer period of time, while those with a more aggressive outlook can transfer larger sums over a shorter period.

5 AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE)--You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

         NOTE: If your monthly withdrawals exceed the monthly dividends from your account, you will be depleting principal, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling NAS toll-free at 1-800-848-0920.

1 NO SALES CHARGE ON REINVESTMENTS--All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

2 EXCHANGE PRIVILEGE--The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

EXCHANGES AMONG FUNDS

Exchanges may be made among any of the Funds within the same class or among any class in any of the Funds and Prime Shares of the Money Market Fund. For certain exchanges of Class A shares among the Funds, you may pay the difference between the sales charges, if a higher sales charge is applicable. Exchanges within Class B or Class D shares may be made without incurring a sales charge.

         An exchange from the Prime Shares of the Money Market Fund into another Fund will be subject to the applicable sales charge unless already paid. For an exchange into the Money Market Fund, the CDSC aging period for Class B shares will be stopped during the time period such Money Market Fund shares are held. If the Money Market Fund shares are subsequently sold, a CDSC will be charged at the level that would have been charged had the shares been sold at the time when they were exchanged into the Money Market Fund. If the Money Market Fund shares are exchanged back into Class B shares, the CDSC aging period will continue from the point in time when the shares were originally exchanged into the Money Market Fund.

         There is no administrative fee or exchange fee. The Trust reserves the right to reject any exchange request it believes will result in excessive transaction costs, or otherwise adversely affect other shareholders. For a description of CDSC see "Class B Shares of the Stock and Bond Funds and CDSC." The Trust reserves the right to change the exchange privilege upon at least 60 days' written notice to shareholders.

EXCHANGES MAY BE MADE THREE CONVENIENT WAYS:

BY TELEPHONE

         NAS NOW--You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll-free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

         CUSTOMER SERVICE LINE--By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll-free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

         NAS may record all instructions to exchange shares. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

         The funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

         The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

BY MAIL OR FAX-- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX (614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern Time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.

3 NO SALES CHARGE ON A REPURCHASE--If you redeem all or part of your Class A or D shares on which you paid a front-end sales charge, you have a one-time privilege to reinvest all or part of the redemption proceeds in any shares of the same class, without a sales charge, within 30 days after the effective date of the redemption. Shareholders who receive Class D shares or Money Market Fund shares as a result of the Reorganization and who redeem all of their Class D shares may only reinvest in Class D through this one-time privilege, unless otherwise eligible to purchase Class D shares. If you redeem Class B shares, and then reinvest the proceeds in Class B shares within 30 days, NAS will reinvest an amount equal to any CDSC you paid on redemption.

         If you realize a gain on your redemption, the transaction is taxable, and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

4 FREE CHECKING WRITING PRIVILEGE (MONEY MARKET FUND ONLY)--You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks by contacting one of our service representatives at 1-800-848-0920.

INVESTOR SERVICES

1 NAS NOW AUTOMATED VOICE RESPONSE SYSTEM--Our toll-free number 1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2 TOLL-FREE INFORMATION AND ASSISTANCE--Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free: 1-800-848-0920 or contact NAS at our FAX telephone number (614) 249-8705.

3 RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND)--Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Educational IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4 MUTUAL FUND GIFT CERTIFICATES--Gift Certificates may be purchased for special occasions such as birthdays, graduations, weddings and as appreciation gifts.
NOTE: Respective minimum initial and subsequent purchase amounts must be met when using gift certificates to open new accounts. Contact one of our service representatives at 1-800-848-0920 for complete details and instructions.

5 SHAREHOLDER CONFIRMATIONS--You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

6 CONSOLIDATED STATEMENTS--Shareholders of the Stock Funds receive quarterly statements as of the end of March, June, September and December. Shareholders of the Bond and Money Market Funds receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

         For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

7 AVERAGE COST STATEMENT--This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

         Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

8 SHAREHOLDER REPORTS--All shareholders will receive reports semi-annually detailing the financial operations of the funds.

9 PROSPECTUSES--Updated prospectuses will be mailed to you annually.

10 UNDELIVERABLE MAIL--If mail from NAS to a shareholder is returned as undeliverable on three or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.

FUND PERFORMANCE ADVERTISING

CALCULATING MONEY MARKET FUND YIELD

Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class. As of October 30, 1998, the seven day current and effective yields for the Prime Shares of the Money Market Fund were 4.77% and 4.88%, respectively.

         The Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund's expenses.

         Although the Fund determines its yield for each class on the basis of a seven calendar day period, it may use a different time span on occasion.

         There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN--
NON-MONEY MARKET FUNDS

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance advertisements shall include average annual (compound) total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual (compound) total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

         Standardized yield and total return quotations will be computed separately for Class A, B, and D shares. Because of differences in fees and/or expenses borne by Class A, B, and D shares, the net yields and total returns on Class A, B and D shares can be expected, at any given time, to differ from class to class for the same period.

The uniformly calculated average annual (compound) total returns for Class D shares for the periods ended October 31, 1998 were as follows:


Funds                                                          1 Year               5 Year             10 Year or Life
-----                                                          ------               ------             ---------------

Mid Cap Growth                                                   .38%                14.01%                 11.97%*
Growth                                                         10.72                 16.03                  13.59
Nationwide Fund                                                20.07                 21.56                  17.31
Bond                                                            4.20                  5.19                   8.04
Tax-Free                                                        2.27                  3.95                   6.81
LT U.S. Govt.                                                   6.15                  6.16                   8.82*
Intermediate U.S. Govt.                                         4.13                  5.89                   6.71**

*  The life of the Funds is since 12/19/88.
** The life of the Fund is since 2/10/92.

         The Nationwide Bond Fund, Nationwide Tax-Free Income Fund, Nationwide Intermediate U.S. Government Bond Fund and Nationwide Long-Term U.S. Government Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

The following are the yields for the 30-day period ended October 30, 1998:

Funds                                                  Class A                   Class B                  Class D
-----                                                  -------                   -------                  -------

Bond                                                     3.87%                    3.46%                    4.11%
Tax-Free                                                 3.45                     3.02                     3.68
LT U.S. Govt.                                            4.49                     4.16                     4.65
Intermediate U.S. Govt.                                  4.61                     4.32                     4.81

The Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. Assuming a tax rate of 28%, the tax equivalent yields for the Tax-Free Income Fund for the 30-day period ended October 31, 1998 were 4.79% for Class A shares, 4.19% for Class B shares, and 5.11% for Class D shares.

NONSTANDARD RETURNS

         The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

         Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

         Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to: Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

         The rankings may or may not include the effects of sales charges.

ADDITIONAL INFORMATION

         DESCRIPTION OF SHARES--The Trust presently offers fifteen series of shares of beneficial interest, without par value; eight of these series are the Funds. The shares of each of the Funds, other than the Money Market Fund, are offered in three separate classes: Class A, Class B and Class D shares. The Money Market Fund is offered in two separate classes, Prime Shares and Class R. You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS--Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of fundamental investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of Class A shares, Class B shares, or Prime Shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION

         Each of the fifteen Funds of the Trust is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under the Code, for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: diversify its investments within certain prescribed limits; and derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, the Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year.

         A non-deductible 4% excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. If distributions during a calendar year were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

         It is expected that each Fund will distribute annually to shareholders all or substantially all of that Fund's net ordinary income and net realized capital gains and that such distributed net ordinary income and distributed net realized capital gains will be taxable income to shareholders for federal income tax purposes, even if paid in additional shares of that Fund and not in cash.

         Distribution by a Fund of the excess of net long-term capital gain over net short-term capital loss, if any, is taxable to shareholders as long-term capital gain in the year in which it is received, regardless of how long the shareholder has held the shares. Such distributions are not eligible for the dividends-received deduction.

         Federal taxable income of individuals is subject to graduated tax rates of 15%, 28%, 31%, 36% and 39.6%. Further, the effective marginal tax rate may be in excess of 39.6%, because adjustments reduce or eliminate the benefit of the personal exemption and itemized deductions for individuals with gross income in excess of certain threshold amounts.

         Long-term capital gains of individuals are subject to a maximum tax rate of 20% (10% for individuals in the 15% ordinary income tax bracket). Capital losses may be used to offset capital gains. In addition, individuals may deduct up to $3,000 of net capital loss each year to offset ordinary income. Excess net capital loss may be carried forward and deducted in future years. The holding period for long-term capital gains is more than one year.

         Federal taxable income of corporations in excess of $75,000 up to $10 million is subject to a 34% tax rate; however, because the benefit of lower tax rates on a corporation's taxable income of less than $75,000 is phased out for corporations with income in excess of $100,000 but lower than $335,000, a maximum marginal tax rate of 39% may result. Federal taxable income of corporations in excess of $10 million is subject to a tax rate of 35%. Further, a corporation's federal taxable income in excess of $15 million is subject to an additional tax equal to 3% of taxable income over $15 million, but not more than $100,000.

         Capital gains of corporations are subject to tax at the same rates applicable to ordinary income. Capital losses may be used only to offset capital gains and excess net capital loss may be carried back three years and forward five years.

         Certain corporations are entitled to a 70% dividends received deduction for distributions from certain domestic corporations. Each Fund will designate the portion of any distributions which qualify for the 70% dividends received deduction. The amount so designated may not exceed the amount received by that Fund for its taxable year that qualifies for the dividends received deduction. Because all of the Money Market Fund's and each of the Bond Fund's net investment income is expected to be derived from earned interest and short term capital gains, it is anticipated that no distributions from such Funds will qualify for the 70% dividends received deduction.

         Foreign taxes may be imposed on a Fund by foreign countries with respect to its income from foreign securities. Since less than 50% in value of any Fund's total assets at the end of its fiscal year are expected to be invested in stocks or securities of foreign corporations, such Fund will not be entitled under the Code to pass through to its Shareholders their pro rata share of the foreign taxes paid by that Fund. These taxes will be taken as a deduction by the Fund.

         Under Section 1256 of the Code, gain or loss realized by a Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund characterized in the manner described above.

         Offsetting positions held by a Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If a Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. A Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by a Fund, losses realized by such Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by a Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to Shareholders. For example, a Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, that Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Each Fund may be required by federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions to any Shareholder, and the proceeds of redemption or the values of any exchanges of Shares of the Fund, if such Shareholder (1) fails to furnish the Fund with a correct taxpayer identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security number.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

         Information as to the federal income tax status of all distributions will be mailed annually to each shareholder.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE TAX-FREE INCOME FUND

         The Tax-Free Income Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Income Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans, and individual retirement accounts, since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from all or a portion of the Tax-Free Income Fund's dividends being tax-exempt and such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Free Income Fund may not be an appropriate investment for entities which are "substantial users," or "related persons" thereof, of facilities financed by private activity bonds held by the Tax-Free Income Fund.

         The Code permits a regulated investment company which invests in municipal securities to pay to its shareholders "exempt-interest dividends," which are excluded from gross income for federal income tax purposes, if at the close of each quarter of its taxable year at least 50% of its total assets consist of municipal securities.

         An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Tax-Free Income Fund that is derived from interest received by the Tax-Free Income Fund that is excluded from gross income for federal income tax purposes, net of certain deductions, provided the dividend is designated as an exempt-interest dividend in a written notice mailed to shareholders not later than sixty days after the close of the Tax-Free Income Fund's taxable year. The percentage of the total dividends paid by the Tax-Free Income Fund during any taxable year that qualifies as exempt-interest dividends will be the same for all shareholders of the Tax-Free Income Fund receiving dividends during such year. Exempt-interest dividends shall be treated by the Tax-Free Income Fund's shareholders as items of interest excludable from their gross income for Federal income tax purposes under Section 103(a) of the Code. However, a shareholder is advised to consult his or her tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) of the Code if such shareholder is a "substantial user" or a "related person" to such user under Section 147(a) of the Code with respect to any of the municipal securities held by the Tax-Free Income Fund. If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share shall be disallowed to the extent of the amount of such exempt-interest dividend.

         In general, interest on indebtedness incurred or continued by a shareholder to purchase or carry shares is not deductible for federal income tax purposes if the Tax-Free Income Fund distributes exempt-interest dividends during the shareholder's taxable year. A shareholder of the Tax-Free Income Fund that is a financial institution may not deduct interest expense attributable to indebtedness incurred or continued to purchase or carry shares of the Tax-Free Income Fund if the Tax-Free Income Fund distributes exempt-interest dividends during the shareholder's taxable year. Certain federal income tax deductions of property and casualty insurance companies holding shares of the Tax-Free Income Fund and receiving exempt-interest dividends may also be adversely affected. In certain limited instances, the portion of Social Security benefits received by a shareholder which may be subject to federal income tax may be affected by the amount of tax-exempt interest income, including exempt-interest dividends received by shareholders of the Tax-Free Income Fund.

         In the event the Tax-Free Income Fund realizes long-term capital gains, the Tax-Free Income Fund intends to distribute any realized net long-term capital gains annually. If the Tax-Free Income Fund distributes such gains, the Tax-Free Income Fund will have no tax liability with respect to such gains, and the distributions will be taxable to shareholders as mid-term or long-term capital gains, respectively, regardless of how long the shareholders have held their shares. Any such distributions will be designated as a capital gain dividend in a written notice mailed by the Tax-Free Income Fund to the shareholders not later than sixty days after the close of the Tax-Free Income Fund's taxable year. It should be noted, however, that long-term capital gains of individuals are subject to a maximum tax rate of 20% (or 10% for individuals in the 15% ordinary income tax bracket). Any net short-term capital gains are taxed at ordinary income tax rates. If a shareholder receives a capital gain dividend with respect to any share and then sells the share before he has held it for more than six months, any loss on the sale of the share is treated as long-term capital loss to the extent of the capital gain dividend received.

         Interest earned on certain municipal obligations issued on or after August 8, 1986, to finance certain private activities will be treated as a tax preference item in computing the alternative minimum tax. Since the Tax-Free Income Fund may invest up to 20% of its net assets in municipal securities the interest on which may be treated as a tax preference item, a portion of the exempt-interest dividends received by shareholders from the Tax-Free Income Fund may be treated as tax preference items in computing the alternative minimum tax to the extent that distributions by the Tax-Free Income Fund are attributable to such obligations. Also, a portion of all other interest excluded from gross income for federal income tax purposes earned by a corporation may be subject to the alternative minimum tax as a result of the inclusion in alternative minimum taxable income of 75% of the excess of adjusted current earnings and profits over pre-book alternative minimum taxable income. Adjusted current earnings and profits would include exempt-interest dividends distributed by the Tax-Free Income Fund to corporate shareholders. For individuals the alternative minimum tax rate is 26% on alternative minimum taxable income up to $175,000 and 28% on the excess of $175,000; for corporations the alternative minimum tax rate is 20%.

         For taxable years of corporations beginning before 1996, the Superfund Revenue Act of 1986 imposes an additional tax (which is deductible for federal income tax purposes) on a corporation at a rate of 0.12 of one percent on the excess over $2,000,000 of such corporation's "modified alternative minimum taxable income", which would include a portion of the exempt-interest dividends distributed by the Tax-Free Income Fund to such corporation. In addition, exempt-interest dividends distributed to certain foreign corporations doing business in the United States could be subject to a branch profits tax imposed by Section 884 of the Code.

         Distributions of exempt-interest dividends by the Tax-Free Income Fund may be subject to state and local taxes even though a substantial portion of such distributions may be derived from interest on obligations which, if received directly, would be exempt from such taxes. The Tax-Free Income Fund will report to its shareholders annually after the close of its taxable year the percentage and source, on a state-by-state basis, of interest income earned on municipal obligations held by the Tax-Free Income Fund during the preceding year. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

         As indicated in its Prospectus, the Tax-Free Income Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES -- Additional Information on Portfolio Instruments Puts" in this Statement of Additional Information. The policy of the Tax-Free Income Fund is to limit its acquisition of puts to those under which it will be treated for federal income tax purposes as the owner of the Exempt Securities acquired subject to the put and the interest on the Exempt Securities will be tax-exempt to it. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Tax-Free

Income Fund could acquire under the 1940 Act. Therefore, although the Tax-Free Income Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion.

         Under Section 1256 of the Code, gain or loss realized by the Tax-Free Income Fund from certain financial futures and options transactions will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures and options remaining unexercised at the end of the Tax-Free Income Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Tax-Free Income Fund characterized in the manner described above.

         Offsetting positions held by the Tax-Free Income Fund involving certain futures contracts or options transactions may be considered, for tax purposes, to constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256. As such, all or a portion of any short or long-term capital gain from certain straddle and/or conversion transactions may be recharacterized as ordinary income.

         If the Tax-Free Income Fund were treated as entering into straddles by reason of its engaging in futures or options transactions, such straddles would be characterized as "mixed straddles" if the futures or options comprising a part of such straddles were governed by Section 1256 of the Code. The Tax-Free Income Fund may make one or more elections with respect to mixed straddles. If no election is made, to the extent the straddle rules apply to positions established by the Tax-Free Income Fund, losses realized by the Tax-Free Income Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and conversion transaction rules, short-term capital losses on straddle positions may be recharacterized as long-term capital losses and long-term capital gains may be recharacterized as short-term capital gain or ordinary income.

         Investment by the Tax-Free Income Fund in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Tax-Free Income Fund could be required to take into account annually a portion of the discount (or deemed discount) at which such securities were issued and to distribute such portion in order to maintain its qualification as a regulated investment company. In that case, the Tax-Free Income Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

         Income itself exempt from Federal income taxation may be considered in addition to taxable income when determining whether Social Security payments received by a shareholder are subject to federal income taxation.

MAJOR SHAREHOLDERS

As of November 30, 1998, Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled or held power to vote ____% of the outstanding shares of the Growth Fund, ____% of the Nationwide Fund, ____% of the Bond Fund, ____% of the Intermediate Term U.S. Government Bond Fund and ____% of the Money Market Fund.

APPENDIX A

 BOND RATINGS

 STANDARD & POOR'S DEBT RATINGS

              A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

              The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

              The ratings are based, in varying degrees, on the following considerations:

              1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

              2. Nature of and provisions of the obligation.

              3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

     AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

     Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

     B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

     CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

     CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

     C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

     D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.


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

     Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MUNICIPAL BOND

Excerpts from Moody's Investors Service Inc., description of its three highest bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations. Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1, A 1, Ba 1 and B 1.

Excerpts from Standard & Poor's Corporation description of its three highest bond ratings: AAA--highest grade obligations; AA--also qualify as highgrade obligations, and, in the majority of instances, differ from AAA issues only in small degree; A--strong ability to pay interest and repay principle although more susceptible to change in circumstances.

STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.


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

   FITCH/IBCA, INC. BOND RATINGS

     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch/IBCA's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch/IBCA ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

     Fitch/IBCA ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch/IBCA believes to be reliable. Fitch/IBCA does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     Fitch/IBCA speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch/IBCA's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C Bonds are in imminent default in payment of interest or principal.

DDD, Bonds are in default on interest and/or principal payments. Such bonds are DD & extremely speculative, and should be valued on the basis of their ultimate
D recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

    DUFF & PHELPS, INC.  LONG-TERM DEBT RATINGS

     These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

     Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

     The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE                 DEFINITION
------                ----------
AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+      High credit quality. Protection factors are
AA       strong. Risk is modest, but may vary slightly
AA-      from time to time because of economic conditions.

A+       Protection factors are average but adequate.
A        However, risk factors are more variable and
A-       greater in periods of economic stress.

BBB+     Below average protection factors but still
BBB      considered sufficient for prudent investment.
BBB- Considerable variability in risk during economic cycles.

BB+      Below investment grade but deemed likely to meet
BB       obligations when due. Present or prospective
BB- financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+       Below investment grade and possessing risk that
B        obligations will not be met when due. Financial
B- protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent Changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP       Preferred stock with dividend arrearages.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

     Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

     An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

     SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

     SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS

     Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

     MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH/IBCA, INC. SHORT-TERM RATINGS

     Fitch/IBCA short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                      F1+ Exceptionally strong credit quality. Issues assigned
              this rating are regarded as having the strongest degree of assurance for timely payment.

                      F1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F1+'.

                      F2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F1+' and 'F1' ratings.

                      F3 Fair credit quality. Issues assigned this rating have
              characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

                      B Speculative. Issues assigned this rating have
              characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

                      C High default risk. Default is a real possibility.
              Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                      D Default. Issues assigned this rating are in actual or
              imminent payment default.


DUFF & PHELPS SHORT-TERM DEBT RATINGS

     Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

     Emphasis is placed on liquidity which is defined as not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

RATING SCALE  DEFINITION
------------  ----------

              High Grade
              ----------

     D-1+         Highest certainty of timely payment. short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     D-1          Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     D-1-         High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                      Good Grade
                      ----------

     D-2          Good certainty of timely payment. Liquidity factors and
              company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                      Satisfactory Grade
                      ------------------

     D-3          Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                      Non-investment Grade
                      --------------------

     D-4          Speculative investment characteristics. Liquidity is not
              sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                      Default
                      -------

     D-5          Issuer failed to meet scheduled principal and/or interest
              payments.

THOMSON'S SHORT-TERM RATINGS

     The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

     TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".
     TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

BOND RATINGS

Bonds rated AA or AAA by Duff & Phelps are deemed to be high quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Bonds rated AA or AAA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong.

Moody's three highest bond ratings are: Aaa - judged to be the best quality - carry the smallest degree of investment risk; Aa - judged to be high quality by all standards; A possess favorable atttributes and are considered "upper medium" grade obligations.

Standard & Poor's three highest bond ratings are: AAA - highest grade obligations - possess the ultimate degree of protection and indicates an extremely strong capacity to pay principal and interest; AA - also qualify as high grade obligations, and in the majority of instances differ only in small degrees from issues rated AAA; A - strong ability to pay interest and repay principal although more susceptible to change in circumstances.

Bonds rated AA or AAA by IBCA indicates a very strong capacity for timely repayment of debt. Margins of protection may not be as large as for AAA issues.

Bonds rated AA or AAA by Thomson indicates ability to repay principal and interest on a timely basis. Bonds rated AA may have limited incremental risk versus AAA issues.

Bonds BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal for debt in this category than in higher rated categories.

                                     PART C

OTHER INFORMATION

Item 24.   Financial Statement and Exhibits

(a)      Financial Statements:

         (1) Financial statements and schedules included in the Prospectus for the Funds (except the Morley Capital Accumulation Fund, the Prestige Large Cap Value Fund, the Prestige Large Cap Growth Fund, the Prestige Small Cap Fund, the Prestige International Fund and the Prestige Balanced Fund)
                  (Part A):
                  Financial Highlights

         (2) Financial statements and schedules included in Part B: Those schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part
                  A).

                  (i) Audited Financials: (except the Morley Capital Accumulation Fund, the Prestige Large Cap Value Fund, the Prestige Large Cap Growth Fund, the Prestige Small Cap Fund, the Prestige International Fund and the Prestige Balanced Fund): Audited financial statements for the Mid Cap Growth Fund, Growth Fund, Nationwide Fund, Bond Fund, Tax-Free Fund, LT U.S. Government Bond Fund, Intermediate U.S. Government Bond Fund, and Money Market Fund are hereby incorporated by reference to Forms N-30D filed on January __, 1999.

                  (ii) Audited Financials for the Local Fund Shares of S&P 500 Index Fund are hereby incorporated by reference to Forms N-30D filed on December 15, 1998.

(b)      Exhibits

         (1) Amended Declaration of Trust previously filed with Trust's Registration Statement on September 3, 1998, and hereby incorporated by reference.

         (2) Amended Bylaws previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

         (3)      Not Applicable.

         (4) Certificates for shares are not issued. Articles V, VI, VII, and VIII of the Declaration of Trust, incorporated by reference to Exhibit (1) hereto, define rights of holders of shares.

         (5) (a) Investment Advisory Agreement (except for the Morley Capital Accumulation Fund) previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (b) Proposed Investment Advisory Agreement for the Morley Capital Accumulation previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (c) Subadvisory Agreements.

                           (1) Subadvisory Agreement with the Dreyfus Corporation for S & P 500 Index fund previously file in the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

                           (2) Proposed Subadvisory Agreement for the Prestige Large Cap Value Fund, the Prestige Large Cap Growth Fund, the Prestige Small Cap Fund, the Prestige International Fund, and the Prestige Balanced Fund previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

         (6) (a) Underwriting Agreement (except for the Morley Capital Accumulation Fund) previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (b) Proposed Underwriting Agreement for the Morley Capital Accumulation previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (c) Proposed Selected Dealer Agreement for the Morley Capital Accumulation Fund previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

         (7)      Not applicable.

         (8) (a) Custody Agreement previously filed with the Trust's original Registration Statement on November 18, 1997, and is hereby incorporated by reference.

         (9) (a) Fund Administration Agreement previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (b) Transfer and Dividend Disbursing Agent previously filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (c) Agreement and Plan of Reorganization between Nationwide Investing Foundation and the Trust previously filed with the Trust's Registration Statement on form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

                  (d) Agreement and Plan of Reorganization between Nationwide Investing Foundation II and the Trust Previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24, 1997, and is hereby incorporated by reference.

                  (e) Agreement and Plan of Reorganization between Financial Horizons Investment Trust and the Trust previously filed with the Trust's Registration Statement on Form N-14 ('33 Act File No. 333-41175) on November 24,1997 and is hereby incorporated by reference.

                  (f) Proposed Administrative Services Plan and Services Agreement previously filed with Trust's Registration Statement on September 3, 1998, and hereby incorporated by reference.

         (10)     Opinion of Counsel.

         (11)     Not applicable.

         (12)     Not applicable.

         (13) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998, and hereby incorporated by reference.

         (14)     Not applicable.

         (15) (a) Proposed Amended Distribution Plan previously filed with Trust's Registration Statement on September 3, 1998, and hereby incorporated by reference.

                  (b) Proposed Dealer Agreement for Morley Capital Accumulation Fund (see Exhibit 6(c)) filed with the Trust's Registration Statement on August 7, 1998, and is hereby incorporated by reference.

                  (c) Proposed Rule 12b-1 Agreement (except Morley Capital Accumulation Fund) previously filed with Trust's Registration Statement on September 3, 1998, and hereby incorporated by reference.

         (16) Schedule for Computation of Performance Quotations previously filed with Post-Effective Amendment to Registration Statement and herein incorporated by reference.

         (17)     Not applicable.

         (18) Proposed Amended 18f-3 Plan previously filed with Trust's Registration Statement on September 3, 1998, and hereby incorporated by reference.

         (19) Power of Attorney dated November 7, 1997 previously filed in the Trust's Pre-Effective Amendment and is hereby incorporated by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant

         No person is presently controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities

                                                            Number of Record Holders as of September 30, 1998
                          Series                     Class A     Class B     Class D     No Class    Local Fund Shares
                          ------                     -------     -------     -------     --------    -----------------
          Mid Cap Growth Fund                          122         119         780          --              --
          Growth Fund                                  751         602        48,128        --              --
          Nationwide Fund                             3,447       3,358       65,099        --              --
          Bond Fund                                    139         110        7,505         --              --
          Tax-Free Income Fund                         38           44        7,751         --              --
          Intermediate U.S. Government Bond            35           27        2,004         --              --

                                                            Number of Record Holders as of September 30, 1998
                          Series                     Class A     Class B     Class D     No Class    Local Fund Shares
                          ------                     -------     -------     -------     --------    -----------------
          Long-Term U.S. Government Bond               27           37        1,752         --              --
          Money Market Fund                            --           --          --        25,813            --
          S&P 500 Index Fund                           --           --          --          --               8
          Morley Capital Accumulation Fund             --           --          --          --              --
          Large Cap Value Fund                         --           --          --          --              --
          Large Cap Growth Fund                        --           --          --          --              --
          Balanced Fund                                --           --          --          --              --
          Small Cap Fund                               --           --          --          --              --
          International Fund                           --           --          --          --              --

Item 27. Indemnification

         Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust covering actions taken by the trustees in their capacity as trustee. See Item 24(b)1 above.

Item 28. Business and Other Connections of Investment Adviser

         (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, and Nationwide VL Separate Account-D, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.


                Joseph J. Gasper                     Director and President and  Chief Operating Officer
                                                     --------------------------  -----------------------
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     Nationwide Financial Services, Inc.

                                                     Director and Chairman of the Board
                                                     ----------------------------------
                                                     Nationwide Investment Services Corporation

                                                     Director and Vice Chairman
                                                     --------------------------
                                                     Nationwide Financial Institution Distributors Agency, Inc.
                                                     Nationwide Global Holdings, Inc.
                                                     NEA Valuebuilder Investor Services, Inc.
                                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                                     Public Employees Benefit Services Corporation

                                                     Director and President
                                                     ----------------------
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Investor Services, Inc.

                                                     Director
                                                     --------
                                                     Affiliate Agency, Inc.
                                                     Affiliate Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Oklahoma, Inc.

                                                     Financial Horizons Securities Corporation
                                                     Landmark Financial Services of New York, Inc.
                                                     Nationwide Indemnity Company

                                                     Trustee and Chairman
                                                     --------------------
                                                     Nationwide Asset Allocation Trust
                                                     Nationwide Separate Account Trust

                                                     Trustee and President
                                                     ---------------------
                                                     Nationwide Insurance Golf Charities, Inc.



                Dennis W. Click                      Vice President and Secretary
                                                     ----------------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide General Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     Nationwide Financial Services, Inc.
                                                     Nationwide Insurance Enterprise Services, Ltd.
                                                     Nationwide Properties, Ltd.
                                                     Nationwide Realty Investors, Ltd.
                                                     NEA Valuebuilder Investor Services, Inc.
                                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                                     Nationwide Financial Institution Distributors Agency, Inc.
                                                     Colonial County Mutual Insurance Company
                                                     California Cash Management Company
                                                     Colonial Insurance Company of Wisconsin
                                                     Gates McDonald & Company
                                                     GatesMcDonald Health Plus Inc.
                                                     Nationwide Global Holdings, Inc.
                                                     Nationwide Cash Management Company
                                                     Nationwide Indemnity Company
                                                     Nationwide Community Urban Redevelopment Corporation
                                                     Gates, McDonald & Company of Nevada
                                                     Gates, McDonald & Company of New York, Inc.
                                                     Farmland Mutual Insurance Company
                                                     Lone Star General Agency, Inc.
                                                     Nationwide Agribusiness Insurance Company
                                                     Employers Insurance of Wausau A Mutual Company
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Investors Services, Inc.
                                                     Nationwide Corporation
                                                     Nationwide Insurance Enterprise Foundation
                                                     Nationwide Investment Services Corporation
                                                     Scottsdale Indemnity Company
                                                     Scottsdale Insurance Company
                                                     Scottsdale Surplus Lines Insurance Company
                                                     Wausau Underwriters Insurance Company
                                                     Wausau Service Corporation
                                                     Wausau Business Insurance Company
                                                     Wausau General Insurance Company
                                                     Affiliate Agency, Inc.
                                                     Affiliate Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Alabama, Inc.

                                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                                     Financial Horizons Securities Corporation
                                                     Landmark Financial Services of New York, Inc.
                                                     NEA Valuebuilder Investor Services of Alabama, Inc.
                                                     NEA Valuebuilder Investor Services of Montana, Inc.
                                                     NEA Valuebuilder Investor Services of Nevada, Inc.
                                                     NEA Valuebuilder Investor Services of Ohio, Inc.
                                                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                                     NEA Valuebuilder Investor Services of Wyoming, Inc.
                                                     Nationwide Agency, Inc.
                                                     Nationwide Health Plans, Inc.
                                                     Nationwide Management Systems, Inc.
                                                     MRM Investments, Inc.
                                                     NWE, Inc.
                                                     TIG Countrywide Insurance Company
                                                     Morley Financial Services, Inc.

                                                     Assistant Secretary
                                                     -------------------
                                                     Pension Associates of Wausau, Inc.
                                                     Companies Agency, Inc.
                                                     Companies Agency of Alabama, Inc.
                                                     Companies Agency Insurance Services of California
                                                     Companies Agency of Georgia, Inc.
                                                     Companies Agency of Idaho, Inc.
                                                     Companies Agency of Kentucky, Inc.
                                                     Companies Agency of New York, Inc.
                                                     Companies Agency of Pennsylvania, Inc.
                                                     Companies Agency of Phoenix, Inc.
                                                     Countrywide Services Corporation
                                                     Key Health Plan, Inc.
                                                     Wausau (Bermuda) Ltd.
                                                     Wausau International Underwriters

                                                     Vice President and Assistant Secretary
                                                     --------------------------------------
                                                     National Casualty Company

                                                     Secretary
                                                     ---------
                                                     The Beak and Wire Company

                                                     Clerk
                                                     -----
                                                     NEA Valuebuilder Services Insurance Agency, Inc.

                                                     Assistant Clerk
                                                     ---------------
                                                     Companies Agency of Massachusetts, Inc.



                  Dimon R. McFerson                  Chairman and Chief Executive Officer-Nationwide Insurance
                                                     ---------------------------------------------------------
                                                     Enterprise and Director
                                                     -----------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide General Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     Colonial Insurance Company of Wisconsin

                                                     Farmland Mutual Insurance Company
                                                     Nationwide Agribusiness Insurance Company
                                                     National Casualty Company
                                                     Nationwide Financial Services, Inc.
                                                     Nationwide Global Holdings, Inc.
                                                     Nationwide Indemnity Company
                                                     Nationwide Investment Services Corporation
                                                     California Cash Management Company
                                                     Nationwide Cash Management Company
                                                     Employers Insurance of Wausau A Mutual Company
                                                     Scottsdale Indemnity Company
                                                     Scottsdale Insurance  Company
                                                     Scottsdale Surplus Lines Insurance Company
                                                     Wausau Service Corporation
                                                     Wausau General Insurance Company
                                                     Wausau Business Insurance Company
                                                     Wausau Underwriters Insurance Company

                                                     Chairman and Chief Executive Officer - Nationwide Insurance
                                                     -----------------------------------------------------------
                                                     Enterprise, President and Director
                                                     ----------------------------------
                                                     Nationwide Corporation

                                                     Chairman of the Board, Chairman and Chief Executive
                                                     ---------------------------------------------------
                                                     Officer-Nationwide Insurance Enterprise and Director
                                                     ----------------------------------------------------
                                                     American Marine Underwriters, Inc.
                                                     Gates, McDonald and Company
                                                     Gates McDonald Health Plus, Inc.
                                                     Nationwide Investor Services, Inc.
                                                     Public Employees Benefit Services Corporation
                                                     Companies Agency, Inc.
                                                     Companies Agency of Alabama, Inc.
                                                     Companies Agency Insurance Services of California
                                                     Companies Agency of Georgia, Inc.
                                                     Companies Agency of Idaho, Inc.
                                                     Companies Agency of Kentucky, Inc.
                                                     Companies Agency of Massachusetts, Inc.
                                                     Companies Agency of New York, Inc.
                                                     Companies Agency of Pennsylvania, Inc.
                                                     Companies Agency of Phoenix, Inc.
                                                     Countrywide Services Corporation
                                                     Employers Life Insurance Company of Wausau
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Financial Institution Distributors Agency, Inc.
                                                     Nationwide Insurance Enterprise Services, Ltd.
                                                     TIG Countrywide Insurance Company
                                                     Wausau International Underwriters
                                                     Wausau Preferred Health Insurance Company

                                                     Trustee and Chairman
                                                     --------------------
                                                     Financial Horizons Investment Trust
                                                     Nationwide Investing Foundation
                                                     Nationwide Investing Foundation II
                                                     Nationwide Investing Foundation III

                                                     Chairman of the Board
                                                     ---------------------
                                                     Nationwide Insurance Golf Charities, Inc.

                                                     Chairman of the Board and Director
                                                     ----------------------------------
                                                     Lone Star General Agency, Inc.
                                                     Nationwide Community Urban Redevelopment Corporation
                                                     NEA Valuebuilder Investor Services, Inc.
                                                     NEA Valuebuilder Investor Services of Arizona, Inc
                                                     Colonial County Mutual Insurance Company

                                                     Director
                                                     --------
                                                     Gates, McDonald & Company of Nevada
                                                     Gates, McDonald & Company of New York

                                                     Chairman of the Board, Chairman and Chief Executive
                                                     ---------------------------------------------------
                                                     Officer-Nationwide Insurance Enterprise and Trustee
                                                     ---------------------------------------------------
                                                     Nationwide Insurance Enterprise Foundation

                                                     Member-Board of Managers, Chairman of the Board,
                                                     ------------------------------------------------
                                                     Chairman and Chief Executive Officer-Nationwide Insurance
                                                     ---------------------------------------------------------
                                                     Enterprise
                                                     ----------
                                                     Nationwide Properties, Ltd.
                                                     Nationwide Realty Investors, Ltd.

                Robert A. Oakley                     Executive Vice President-Chief Financial Officer
                                                     ------------------------------------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide General Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     American Marine Underwriters, Inc.
                                                     Companies Agency, Inc.
                                                     Companies Agency of Alabama, Inc.
                                                     Companies Agency of Idaho, Inc.
                                                     Companies Agency of Kentucky, Inc.
                                                     Companies Agency of Massachusetts, Inc.
                                                     Companies Agency of New York, Inc.
                                                     Companies Agency of Pennsylvania, Inc.
                                                     Companies Agency of Phoenix, Inc.
                                                     Countrywide Services Corporation
                                                     Employers Life Insurance Company of Wausau
                                                     National Casualty Company
                                                     National Premium and Benefit Administration Company
                                                     The Beak and Wire Corporation
                                                     Employers Insurance of Wausau A Mutual Company
                                                     Farmland Mutual Insurance Company
                                                     Nationwide Financial Institution Distributors Agency, Inc.
                                                     Lone Star General Agency, Inc.
                                                     Nationwide Agribusiness Insurance Company
                                                     Nationwide Corporation
                                                     Nationwide Financial Services, Inc.
                                                     Nationwide Investment Services Corporation
                                                     Nationwide Investor Services, Inc.
                                                     Nationwide Insurance Enterprise Foundation
                                                     Nationwide Properties, Ltd.
                                                     Nationwide Realty Investors, Ltd.
                                                     NEA Valuebuilder Investor Services, Inc.
                                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                                     Colonial County Mutual Insurance Company
                                                     Pension Associates of Wausau, Inc.

                                                     Public Employees Benefit Services Corporation
                                                     Scottsdale Indemnity Company
                                                     Scottsdale Insurance Company
                                                     Scottsdale Surplus Lines Insurance Company
                                                     Wausau Business Insurance Company
                                                     Wausau General Insurance Company
                                                     Wausau Preferred Health Insurance Company
                                                     Wausau Service Corporation
                                                     Wausau Underwriters Insurance Company

                                                     Director, Chairman of the Board
                                                     -------------------------------
                                                     Neckura Holding Company
                                                     Neckura Insurance Company
                                                     Neckura Life Insurance Company

                                                     Executive Vice President-Chief Financial Officer and
                                                     ----------------------------------------------------
                                                     Director
                                                     --------
                                                     California Cash Management Company
                                                     Colonial Insurance Company of Wisconsin
                                                     Nationwide Cash Management Company
                                                     Nationwide Community Urban Redevelopment Corporation
                                                     Nationwide Global Holdings, Inc.
                                                     Nationwide Insurance Enterprise Services, Ltd.
                                                     MRM Investments, Inc.
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Indemnity Company
                                                     TIG Countrywide Insurance Company

                                                     Executive Vice President
                                                     ------------------------
                                                     Companies Agency Insurance Services of California
                                                     Wausau International Underwriters

                                                     Director and Vice Chairman
                                                     --------------------------
                                                     Leben Direkt Insurance Company
                                                     Neckura General Insurance Company
                                                     Auto Direkt Insurance Company

                                                     Director
                                                     --------
                                                     NWE, Inc.
                                                     Gates, McDonald & Company
                                                     GatesMcDonald Health Plus Inc.


                  Susan A. Wolken                    Senior Vice President - Life Company Operations
                                                     -----------------------------------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company

                                                     Director
                                                     --------
                                                     Affiliate Agency, Inc.
                                                     Affiliate Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                                     Financial Horizons Securities Corporation

                                                     Landmark Financial Services of New York, Inc.
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Investment Services Corporation
                                                     NEA Valuebuilder Investor Services of Alabama, Inc.
                                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                                     NEA Valuebuilder Investor Services of Montana, Inc.
                                                     NEA Valuebuilder Investor Services of Nevada, Inc.
                                                     NEA Valuebuilder Investor Services of Ohio, Inc.
                                                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                                     NEA Valuebuilder Investor Services of Wyoming, Inc.
                                                     NEA Valuebuilder Services Insurance Agency, Inc.
                                                     PEBSCO of Massachusetts Insurance Agency, Inc.
                                                     Public Employees Benefit Services Corporation of Alabama
                                                     Public Employees Benefit Services Corporation of Arkansas
                                                     Public Employees Benefit Services Corporation of Montana
                                                     Public Employees Benefit Services Corporation of New Mexico


                  Robert J. Woodward, Jr.            Executive Vice President-Chief Investment Officer
                                                     -------------------------------------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide General Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     Colonial County Mutual Insurance Company
                                                     Colonial Insurance Company of Wisconsin
                                                     Employers Insurance of Wausau A Mutual Company
                                                     Employers Life Insurance Company of Wausau
                                                     Farmland Mutual Insurance Company
                                                     Gates, McDonald & Company
                                                     GatesMcDonald Health Plus, Inc.
                                                     Lone Star General Agency, Inc.
                                                     National Casualty Company
                                                     Nationwide Financial Services, Inc.
                                                     Nationwide Agribusiness Insurance Company
                                                     Nationwide Corporation
                                                     Nationwide Insurance Enterprise Foundation
                                                     Nationwide Insurance Enterprise Services, Ltd.
                                                     Nationwide Investment Services Corporation
                                                     Pension Associates of Wausau, Inc.
                                                     Public Employees Benefit Services Corporation
                                                     Scottsdale Indemnity Company
                                                     Scottsdale Insurance Company
                                                     Scottsdale Surplus Lines Insurance Company
                                                     Wausau Business Insurance Company
                                                     Wausau General Insurance Company
                                                     Wausau Preferred Health Insurance Company
                                                     Wausau Service Corporation
                                                     Wausau Underwriters Insurance Company

                                                     Director
                                                     --------
                                                     Nationwide Global Holdings, Inc.
                                                     Nationwide Investors Services, Inc.

                                                     Member-Board of Managers and Vice Chairman
                                                     ------------------------------------------
                                                     Nationwide Properties, Ltd.

                                                     Nationwide Realty Investors, Ltd.

                                                     Director and President
                                                     ----------------------
                                                     California Cash Management Company
                                                     MRM Investments, Inc.
                                                     Nationwide Cash Management Company
                                                     Nationwide Community Urban Redevelopment Corporation
                                                     NWE, Inc.

                                                     Director, Executive Vice President-Chief Investment Officer
                                                     -----------------------------------------------------------
                                                     Nationwide Indemnity Company
                                                     Nationwide Advisory Services, Inc.
                                                     TIG Countrywide Insurance Company

                                                     Trustee and Vice Chairman
                                                     -------------------------
                                                     Nationwide Asset Allocation Trust
                                                     Nationwide Separate Account Trust


                James F. Laird, Jr.                  Vice President and General Manager and Acting Treasurer
                -------------------                  -------------------------------------------------------
                                                     Nationwide Advisory Services, Inc.

                                                     Vice President and General Manager and Acting Treasurer
                                                     -------------------------------------------------------
                                                     and Director
                                                     ------------
                                                     Nationwide Investors Services, Inc.

                                                     Treasurer
                                                     ---------
                                                     Nationwide Investing Foundation
                                                     Nationwide Separate Account Trust
                                                     Nationwide Investing Foundation II
                                                     Financial Horizons Investment Trust
                                                     Nationwide Asset Allocation Trust
                                                     Nationwide Investing Foundation III


                Christopher A. Cray                  Treasurer
                                                     ---------
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Investors Services, Inc.

                                                     Assistant Treasurer
                                                     -------------------
                                                     Nationwide Investing Foundation
                                                     Nationwide Separate Account Trust
                                                     Nationwide Investing Foundation II
                                                     Nationwide Investing Foundation III
                                                     Financial Horizons Investment Trust
                                                     Nationwide Asset Allocation Trust


                Elizabeth A. Davin                   Secretary
                                                     ---------
                                                     Financial Horizons Investment Trust
                                                     Nationwide Investing Foundation
                                                     Nationwide Investing Foundation II
                                                     Nationwide Investing Foundation III
                                                     Nationwide Asset Allocation Trust
                                                     Nationwide Separate Account Trust

                                                     Assistant Secretary
                                                     -------------------
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Investors Services, Inc.


                W. Sidney Druen                      Senior Vice President and General Counsel and
                                                     ---------------------------------------------
                                                     Assistant Secretary
                                                     -------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide General Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Global Holdings, Inc.
                                                     Nationwide Investors Services, Inc.
                                                     Employers Insurance of Wausau A Mutual Company
                                                     Employers Life Insurance Company of Wausau
                                                     Wausau Business Insurance Company
                                                     Wausau General Insurance Company
                                                     Wausau Underwriters Insurance Company
                                                     Wausau Preferred Health Insurance Company
                                                     Wausau Service Corporation

                                                     Senior Vice President and General Counsel
                                                     -----------------------------------------
                                                     Affiliate Agency, Inc.
                                                     Affiliate Agency of Ohio, Inc.
                                                     American Marine Underwriters, Inc.
                                                     The Beak and Wire Corporation
                                                     California Cash Management Company
                                                     Colonial County Mutual Insurance Company
                                                     Colonial Insurance Company of California
                                                     Farmland Mutual Insurance Company
                                                     Nationwide Agribusiness Insurance Company
                                                     Nationwide Financial Services, Inc.
                                                     Nationwide Financial Institution Distributors Agency, Inc.
                                                     Financial Horizons Distributors Agency of Alabama, Inc.
                                                     Financial Horizons Distributors Agency of Ohio, Inc.
                                                     Financial Horizons Distributors Agency of Oklahoma, Inc.
                                                     Financial Horizons Securities Corporation
                                                     Gates, McDonald & Company
                                                     Gates, McDonald & Company of Nevada
                                                     Gates, McDonald & Company of New York, Inc.
                                                     GatesMcDonald Health Plus, Inc.
                                                     Landmark Financial Services of New York, Inc.
                                                     National Casualty Company
                                                     Nationwide Cash Management Company
                                                     Nationwide Corporation
                                                     Nationwide Insurance Enterprise Services, Ltd.
                                                     Nationwide Investment Services Corporation
                                                     Companies Agency, Inc.
                                                     Companies Agency Insurance Services of California
                                                     Companies Agency of Alabama, Inc.
                                                     Companies Agency of Georgia, Inc.

                                                     Companies Agency of Idaho, Inc.
                                                     Companies Agency of Kentucky, Inc.
                                                     Companies Agency of Massachusetts, Inc.
                                                     Companies Agency of New York, Inc.
                                                     Companies Agency of Pennsylvania, Inc.
                                                     Companies Agency of Phoenix, Inc.
                                                     Countrywide Services Corporation
                                                     Lone Star General Agency Inc.
                                                     Nationwide Insurance Enterprise Foundation
                                                     Nationwide Properties, Ltd.
                                                     Nationwide Realty Investors, Ltd.
                                                     NEA Valuebuilder Investor Services, Inc.
                                                     NEA Valuebuilder Investor Services of Alabama, Inc.
                                                     NEA Valuebuilder Investor Services of Arizona, Inc.
                                                     NEA Valuebuilder Investor Services of Montana, Inc.
                                                     NEA Valuebuilder Investor Services of Nevada, Inc.
                                                     NEA Valuebuilder Investor Services of Ohio, Inc.
                                                     NEA Valuebuilder Investor Services of Oklahoma, Inc.
                                                     NEA Valuebuilder Investor Services of Wyoming, Inc.
                                                     NEA Valuebuilder Services Insurance Agency, Inc.
                                                     PEBSCO of Massachusetts Insurance Agency, Inc.
                                                     Pension Associates of Wausau, Inc.
                                                     Public Employees Benefit Services Corporation
                                                     Public Employees Benefit Services Corporation of Alabama
                                                     Public Employees Benefit Services Corporation of Arkansas
                                                     Public Employees Benefit Services Corporation of Montana
                                                     Public Employees Benefit Services Corporation of New Mexico
                                                     Scottsdale Indemnity Company
                                                     Scottsdale Insurance Company
                                                     Scottsdale Surplus Lines Insurance Company
                                                     Wausau   International Underwriters
                                                     Morley Financial Services, Inc.

                                                     Senior Vice President and General Counsel and Director
                                                     ------------------------------------------------------
                                                     Nationwide Community Urban Redevelopment Corporation
                                                     Nationwide Indemnity Company
                                                     MRM Investments, Inc.
                                                     NWE, Inc.
                                                     TIG Countrywide Insurance Company

                                                     Assistant Secretary
                                                     -------------------
                                                     Key Health Plan, Inc.

                                                     General Counsel
                                                     ---------------
                                                     Nationwide Insurance Golf Charities, Inc.



                Patricia J. Smith                    Assistant Secretary
                                                     -------------------
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Horizons Investment Trust
                                                     Nationwide Investing Foundation
                                                     Nationwide Investing Foundation II
                                                     Nationwide Investing Foundation III
                                                     Nationwide Investors Services, Inc.
                                                     Nationwide Separate Account Trust

                  Edwin P. McCausland, Jr.           Sr. Vice President - Fixed Income Securities
                                                     --------------------------------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide General Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company
                                                     Nationwide Advisory Services, Inc.
                                                     California Cash Management Company
                                                     Colonial Insurance Company of Wisconsin
                                                     Nationwide Cash Management Company
                                                     Nationwide Indemnity Company
                                                     Nationwide Insurance Enterprise Foundation
                                                     Morley Financial Services, Inc.

                                                     Vice President - Fixed Income Securities
                                                     Employers Insurance of Wausau A Mutual Company
                                                     Employers Life Insurance Company of Wausau
                                                     Farmland Mutual Insurance Company
                                                     Gates, McDonald & Company
                                                     GatesMcDonald Health Plus, Inc.
                                                     National Casualty Company
                                                     Nationwide Agribusiness Insurance Company
                                                     Scottsdale Indemnity Company
                                                     Scottsdale Insurance Company
                                                     Scottsdale Surplus Lines Insurance Company
                                                     TIG Countrywide Insurance Company
                                                     Wausau Business Insurance Company
                                                     Wausau General Insurance Company

                                                     Wausau Preferred Health Insurance Company
                                                     Wausau Service Corporation
                                                     Wausau Underwriters Insurance Company

                                                     Assistant Treasurer
                                                     -------------------
                                                     Financial Horizons Investment Trust
                                                     Nationwide Asset Allocation Trust
                                                     Nationwide Investing Foundation
                                                     Nationwide Investing Foundation II
                                                     Nationwide Investing Foundation III
                                                     Nationwide Separate Account Trust


                  Joseph P. Rath                     Vice President - Product and Market Compliance
                                                     ----------------------------------------------
                                                     Nationwide Mutual Insurance Company
                                                     Nationwide Mutual Fire Insurance Company
                                                     Nationwide Property and Casualty Insurance Company
                                                     Nationwide Life Insurance Company
                                                     Nationwide Life and Annuity Insurance Company

                                                     Vice President-Compliance
                                                     -------------------------
                                                     Nationwide Advisory Services, Inc.
                                                     Nationwide Investment Services Corporation

                                                     Vice President-Chief Compliance Officer
                                                     ---------------------------------------
                                                     Nationwide Financial Services, Inc.


                  William G. Goslee                  Vice President
                                                     --------------
                                                     Nationwide Advisory Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
5525 Park Center Circle
Dublin, Ohio 43017

Employers Insurance of Wausau A Mutual Company
2000 Westwood Drive
Wausau, Wisconsin 54401-7881

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura General Insurance Company
Neckura Holding Company
Neckura Insurance Company
Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Public Employees Benefit Services Corporation
Two Nationwide Plaza
Columbus, Ohio 43215

Nationwide Advisory Services, Inc.
Nationwide Investors Services, Inc.
Three Nationwide Plaza,
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

         (b) UBT serves as investment adviser to the Morley Capital Accumulation Fund. UBT, a trust company organized under the laws of the State of Oregon, is a wholly owned subsidiary of Nationwide Life Insurance Company. UBT conducts a variety of trust activities.

                  To the knowledge of the Trust, none of the directors or officers of UBT, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Morley Financial Services, Inc. The directors except as noted below may be contacted C/O UBT, 5665 SW Meadows Rd., Suite 400, Lake Oswego, Oregon 97035.

                  Donald C. Burdick, 434 Ridgeway Road, Lake Oswego, OR 97034 Mr. Burdick has been an independent consultant and investor for the past 10 years. Prior to that he was President of Investcorp Financial Services.

                  Harold H. Morley, President, CEO and Director of UBT. Mr. Morley is Chairman and Chief Executive Officer of Morley Financial Services, Inc.

                  Joan K. Hall, Senior Vice President, Corporate Secretary, Financial Officer and Director of UBT. Ms. Hall is Senior Vice President and Financial Officer of Morley Financial Services.

                  David Fallow, Executive Vice President of UBT. Mr. Fallow is President and Chief Investment Officer of Morley Financial Services, Inc.

         (c)      Information for the Subadviser of the S&P 500 Index Fund

                  (1)      The Dreyfus Corporation

                           The Dreyfus Corporation ("Dreyfus") acts as subadviser to the S&P 500 Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC file No. 801-8147).

         (d)      Information for the Subadviser of the Prestige Large Cap Value
                  Fund

                  (1)      Brinson Partners, Inc.

                           Brinson Partners, Inc. ("Brinson") acts as a subadviser to the Prestige Large Cap Value Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Brinson, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Brinson (SEC file No. 801-34910.)


         (e)      Information for the Subadviser of the Prestige Large Cap
                  Growth Fund

                  (1)      Goldman Sachs Asset Management

                           Goldman Sachs Asset Management ("Goldman") acts as a subadviser to the Large Cap Growth Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of Goldman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by Goldman (SEC file No. 801-16048.)

         (f)      Information for the Subadviser of the Prestige Balanced Fund

                  (1)      J. P. Morgan Investment Management

                           J. P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, is a wholly owned subsidiary of J. P. Morgan & Co. Incorporated. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

                           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J. P. Morgan & Co. Incorporated.


         (g)      Information for the Subadviser of the Prestige Small Cap Fund

                  (1)      Institutional Trust Company

                           Institutional Trust Company ("ITC") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of ITC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by ITC (SEC file No. 801-12389.)

                  (2)      Invesco Management & Research, Inc.

                           Invesco Management & Research, Inc. ("Invesco") acts as a subadviser to the Small Cap Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 28 of officers and directors of INVESCO, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by INVESCO (SEC file No. 801-01596.)


         (h)      Information for the Subadviser of the Prestige International
                  Fund

                  (1)      Lazard Asset Management

                           Lazard Asset Management ("Lazard") acts as subadviser to the International Fund and as adviser or subadviser to a number of other registered investment companies as well as to separate institutional investors.

                           Name and Address of Company with
                           which General Member is Connected
Name of General Member     other than with Lazard and its affiliates.      Capacity
----------------------     ------------------------------------------      --------
Eileen D. Alexanderson     None

William Araskog            None

F. Harlan Batrus           Mutual of America Capital Management Corp.      Director
                           666 Fifth Ave.
                           New York,  New York  10103

                           Ryan Labs, Inc.                                 Director
                           350 Albany Street
                           New York, New York  10280

David G. Braunschvig       None

Patrick J. Callahan, Jr.   Berry Metal Co.                                 Director
                           Route 68
                           Harmony, Pennsylvania  16307

                           BT Capital Corp.                                Director
                           280 Park Avenue
                           New York, New York  10017

                           Lee Brass Co. (Prior to 3/1/95)                 Director
                           P.O. Box 1229
                           Anniston, Alabama  36202

                           Michigan Wheel Corp.                            Director
                           1501 Buchanan Avenue
                           Southwest Grand Rapids, Michigan  49507


                           Rotation Dynamics Corp.                         Director
                           15 Salt Creek Lane
                           Suite 316
                           Hinsdale, Illinois  60521

                           Somerset Technologies, Inc.                     Director
                           P.O. Box 791
                           New Brunswick, New Jersey  08903


                           GAR Holding Co. (Prior to 4/1/96)               Director
                           600 Union Street
                           Ashland, Ohio  44905

Michael David-Weill        BSN Gervias Danone (Prior to 8/1/96)            Director
                           1260130 Rue Jules Grueade
                           Levallois-Perret (Hauts de Seinc)
                           France  92303

                           Credit Mobilier Industrial                      Chairman of the Board
                           (Prior to 8/1/96)
                           (SOVAC)
                           19-21 rue de la Bienfaisance
                           75008 Paris, France

                           The Dannon Company, Inc.                        Director
                           22-11 38th Avenue
                           Long Island City, New York  11101

                           Eurafrance                                      President and Chairman of the Board
                           12 Avenue Percier
                           75008 Paris, France

                           Exor Group                                      Director
                           19 Avenue Montaigne
                           75008 Paris, France

                           Euralux                                         Director
                           8 Rue Ste-Zithe
                           2763 Luxembourg

                           Pist S.P.A. (Prior to 8/1/96)                   Director
                           Corso Marconi 10
                           10125 Torino
                           Italy

                           Group Danone                                    Director
                           7 Rue de Teheran
                           75008 Paris, France

                           ITT Industries, Inc.                            Director
                           320 Park Avenue
                           New York, New York  10022

                           La France S.A.                                  Director
                           7 & 9 Boulevard Hauggmann
                           75009 Paris, France

                           La France-Iard                                  Director
                           7 & 9 Boulevard Hauggmann
                           75009 Paris, France

                           La France-Vic                                   Director
                           7 & 9 Boulevard Hauggmann
                           75009 Paris, France


                           Lazard Brothers & Co., Limited                  Director
                           21 Moorfields
                           London EC2P-2HT

                           Pearson plc                                     Director
                           Millbank Tower
                           London SWI  P4Q2

                           Publicis S.A.                                   Director
                           133 Champs-Ezlysees
                           75008 Paris, France

                           S.A. de la Rue Imperiale de Lyon                Director
                           49, Rue de la Republique
                           Lyon (Rhone) 69002 France

John V. Doyle              None

Charles R. Dreifus         None

Thomas F. Dunn             Goldman, Sach & Co.                             Senior Portfolio Manager
                           (Prior to 1/1/96)
                           65 Broadway Street
                           New York, New York  10004

Norman Eig                 The Lazard Funds, Inc.                          Director, Chairman
                           30 Rockefeller Plaza
                           New York, New York  10020

                           The Emerging World Trust Fund Limited           Director
                           30 Rockefeller Plaza
                           New York, New York  10020

                           Lazard Pension Management, Inc.                 Director
                           30 Rockefeller Plaza
                           New York, New York  10020

Richard P. Emerson         None

Peter R. Ezersky           None

Jonathan F. Foster         None

Albert H. Garner           None

James S. Gold              Smart & Final, Inc.                             Director
                           4700 South Boyle Avenue
                           Los Angeles, California  90058

Jeffrey A. Golman          None

Steven J. Golub            Mineral Technologies, Inc.                      Director
                           405 Lexington Avenue
                           New York, New York  10174-1901

Herbert W. Gullquist       The Lazard Funds, Inc.                          Director, President
                           30 Rockefeller Plaza
                           New York, New York  10020

                           The Emerging World Trust Fund Limited           Director
                           30 Rockefeller Plaza
                           New York, New York  10020

                           Lazard Freres Asset                             Director, President
                           Management (Canada(, Inc.
                           30 Rockefeller Plaza
                           New York, New York  10020

                           Lazard Pension Management, Inc.                 Director, President
                           30 Rockefeller Plaza
                           New York, New York  10020

Thomas R. Haack            None

J. Ira Harris              Manpower, Inc.                                  Director
                           5301 North Ironwood Road
                           Milwaukee, Wisconsin  53201

                           Caremark International, Inc.                    Director
                           (Prior to 9/20/96)
                           2215 Sanders Road
                           Northbrook, Illinois  60062

                           Brinker International, Inc.                     Director
                           6820 LBJ Freeway
                           Dallas, Texas  75240

Melvin Heineman            Lazard Freres & Co., Ltd.                       Director
                           21 Moorsfields
                           London EC2P 2HT
                           England

                           Lazard Pension Management, Inc.                 Director
                           (Prior to 1/1/97)
                           30 Rockefeller Plaza
                           New York, New York  100200

Kenneth M. Jacobs          None

Jonathan H. Kagan          Continental Cablevision, Inc.                   Director
                           Pilot House
                           54 Lewis Wharf
                           Boston, Massachusetts  02110

                           Firearms Training Systems, Inc.                 Director
                           7340 McGinnis Ferry Road
                           Suwanee, Georgia  301274

                           La SalleRe Ltd.                                 Director
                           Cumberland House
                           One Victoria Street
                           P.O. HM 1502
                           Hamilton Hm FX
                           Bermuda

                           Patient Education Media, Inc.                   Director
                           1271 Avenue of the Americas
                           New York, New York  10020

                           Phar-Mor, Inc. (Prior to 1/1/96)                Director
                           20 Federal Plaza West
                           Youngstown, Ohio  44501

                           Tyco Toys, Inc.                                 Director
                           6000 Midlantic Drive
                           Mount Laurel, New Jersey  09054

James L. Kempner           Lazard Freres & Co. Capital Markets
                           30 Rockefeller Plaza
                           New York, New York  10020

William J. Kreisel         Morgan Stanley & Co., Inc.                      Managing Director
                           (Prior to 12/95)
                           1221 Avenue of the Americas
                           New York, New York  10020

Larry A. Kohn              Goldman Sachs & Co.                             Vice President
                           (Prior to 1/97)
                           85 Broad Street
                           New York, New York  10004

Sandra A. Lamb             None

Edgar D. Legaspi           None

Michael S. Liss            Bear Stearns & Co.                              Senior Portfolio Manager
                           (Prior to 10/1/95)
                           245 Park Avenue
                           New York, New York  10004

William R. Loomis, Jr.     Englehard Hanovia, Inc.                         Director
                           290 Park Avenue
                           3rd Floor - West Wing
                           New York, New York  10017

                           Minorco S.A.                                    Director
                           Boite Postal 185
                           L-2011 Luxembourg

                           Minorco U.S.A., Inc.                            Director
                           30 Rockefeller Plaza
                           Suite 4212
                           New York, New York  10112

                           Terra Industries, Inc.                          Director
                           600 4th Street
                           Sioux City, Iowa  51101

J. Robert Lovejoy          Lazard Freres & Co. Capital Markets
                           30 Rockefeller Plaza
                           New York, New York  10020

Matthew J. Lustig          None

Philippe L. Magistretti    None

Damon Mezzacappa           Corporate Property Investors                    Director
                           30 Rockefeller Plaza
                           New York, New York  10020

Christina A. Mohr          Loehmann's Holdings, Inc.                       Director
                           2500 Halsey Street
                           Bronx, New York 10461

                           United Retail Group, Inc.                       Director
                           365 West Passaic Street
                           Rochelle Park, New Jersey  07662

Robert P. Morgenthau       Lazard Freres Asset Management                  Director, Vice President
                           (Canada, Inc.
                           30 Rockefeller Plaza
                           New York, New York  10020

Steven J. Niemczyk         None

Hamish W. M. Norton        None

Jonathan O'Herron          Trigon Energy Corporation                       Director
                           1 Water Street
                           White Plains, New York  10601

James A. Paduano           Donovan Data Systems, Inc.                      Director
                           666 Fifth Avenue
                           New York, New York  10019

                           Pilgrim Electronics, Inc.                       Director
                           (Prior to 4/1/95)
                           60 Beaver Brook Road
                           Danbury, Connecticut  06810

                           Secure Products, Inc.                           Director
                           17 Maple Street
                           Summit, New Jersey   07901

Louis Perlmutter           None

Robert E. Poll, Jr.        None

Lester Pollack             Continental Cablevision, Inc.                   Director
                           Pilot House
                           54 Louis Wharf
                           Boston, Massachusetts  02210

                           CNA Financial Corp (Prior to 3/1/95)            Director
                           CNA Plaza
                           Chicago, Illinois  60685

                           Firearms Training Systems, Inc.                 Director
                           7340 McGinnis Ferry Road
                           Suwannee, Georgia  30174

                           Kaufman & Broad Home Corp.                      Director
                           11601 Wilshire Boulevard
                           Los Angeles, California  90025-1748

                           LaSalle Re Ltd.                                 Director
                           Cumberland House
                           One Victoria Street
                           P.O. HM FX
                           Bermuda

                           LaSalle Re Holdings Ltd.                        Director
                           Cumberland House
                           One Victoria Street
                           P.O. HM FX
                           Bermuda

                           Loews Corporation (Prior to 1/1/96)             Director
                           666 Fifth Avenue
                           New York, New York  10103

                           Paramount Communications, Inc.                  Director
                           (Prior to 3/1/95)
                           15 Columbus Circle
                           New York, New York  10023

                           Parlex Corp.                                    Director
                           145 Milk Street
                           Metuen, Massachusetts   01844

                           Polaroid Corp.                                  Director
                           549 Technology Square
                           Cambridge, Massachusetts  02139

                           SD Holding (Bermuda) Ltd.                       Director
                           Hurst Holme
                           Trott Road
                           Hamilton HMII
                           Bermuda

                           Sphere Drake Acquisitions (U.K.) Ltd.           Director
                           52-54 Leadenhall Street
                           London EC3A 2BJ
                           England

                           Sphere Drake Holding Ltd.                       Director
                           52-24 Leadenhall Street
                           London EC3A 2BJ
                           England

                           Sun America Inc.                                Director
                           11601 Wilshire Boulevard
                           Los Angeles, California  90025

                           Tidewater, Inc.                                 Director
                           1440 Canal Street
                           Suite 2100
                           New Orleans, Louisiana  70112

Michael J. Price           Avidia Systems, Inc.                            Director
                           10 Fairfield Blvd.
                           Wallingford, Connecticut  06492
Steven L. Rattner          Falcon Holding Group L.P.                       Director
                           10900 Wilshire Boulevard
                           Los Angeles, California  90024

John R. Reese              Owosso Corp.                                    Director
                           312 West Main Street
                           Owosso, Michigan  48867

                           Owosso Gan, Inc.                                Director
                           312 West Main Street
                           Owosso, Michigan  48867

John R. Reinsberg          None

Louis G. Rice              None

Luis E. Rinaldini          Cedar Fair Management Co.                       Director
                           (Prior to 3/1/95)
                           CN 5006 Causeway Drive
                           Sandusky, Ohio  44870

Bruno M. Roger             CAP Gemini Sogeti                               Director
                           6, Bid Jean Pain a Grenoble  (38005)
                           France

                           Carnaud Metal Box Packaging                     Director
                           (Prior to 8/1/96)
                           152, Rue de Courcelles aq Paris 17cme
                           France

                           Compagnie De Credit                             Director
                           121, Boulevard Haussmann a Paris Seme
                           France

                           Compagnie De Saint-Gobain                       Director
                           Les Miroirs
                           18 Avenue d'Alsace
                           Paris la Defense (92096)
                           France

                           Eurafrance                                      Director
                           12, Avenue Percier a Paris Seme
                           France

                           Financiere Et Industrielle Gaz                  Director
                           Et. Eaux
                           3, Rue Jacques Bingen a Paris 17cmc
                           France

                           Fonde Partonaires Gestion (F.P.G.)              Director
                           121, Boulevard Hausemann a Paris Seme
                           France

                           Lazard, Burlkin, Euna & Co.                     Director
                           (Prior to 1/1/96)
                           Ulmenstrasse 37-39
                           60325  Frankfurt am Main
                           Federal Republic of Germany

                           Lazard & Co., GmbH                              Director
                           Ulmenstrasse 37-39
                           60325 Frankfurt am Main
                           Federal Republic of Germany

                           LVMH-Moet Hennesy Louis Vuitton                 Director
                           30, Avenue Roche a Paris Seme
                           France

                           Marine-Wendel                                   Director
                           189, Rue Taitbout a Paris 9cmc
                           France

                           Midial (Prior to 11/96)                         Director
                           192, Avenue Charles de Gaulle
                           Neuille S/Sein (92200)
                           France

                           Pinault-Printemps-Redoute                       Director
                           61, Rue Caumartin
                           75009 Paris

                           PSA Finance Holding (Prior to 1/1/96)           Director
                           75, av. de la Grande Armee a Paris 16eme
                           France

                           Sidel                                           Director
                           66, Rue de Miromeanil
                           75008 Paris

                           Societe Centrale Puour O'Industrie              Director
                           9, Avenue Roche a Paris 8emc
                           France

                           Sociote Financiere Generale                     Director
                           Immobilierc (S.F.G.I.)
                           23, rue de I'Arcaede a Paris 9eme
                           France

                           Sofina (Belgique)                               Director
                           Rue de Naples, 38-B-1050 Bruzelles

                           Sogeti S.A. (Prior to 8/1/96)                   Director
                           6, bld Jean Pain a Grenoble (38005)
                           France

                           Sovac (Prior to 8/1/96)                         Director
                           19-21, rue de la Bienfaisance a Paris 8eme
                           France

                           Sovaclux S.A.                                   Director
                           14 rue Aldrigen - Luxembourg

                           Thomson S.A.
                           51 esplanade du General de Gaulle
                           La Defense 10-92800 Puteaux
                           France

                           Thomson CSF                                     Director
                           51 Eslanade du General de Gaulle
                           La Defense 10-92800 Puteaux
                           France

                           U.A.P.                                          Director
                           9 place Vendome
                           75001 Paris

Felix G. Rohatyn           Crown Cork & Seal Co., Inc.                     Director
                           9300 Ashton Road
                           Philadelphia, Pennsylvania  19136

                           General Instrument Corp.                        Director
                           161 West Madison St.
                           Chicago, Illinois  60602

                           Howmet Turbine Components Corp.                 Director
                           (Prior to 1/1/96)
                           221 West Webster Avenue
                           Muskegon, Michigan  49440

                           Pechiney S.A. (Prior to 3/1/95)                 Director
                           23 Rue Balzac
                           75008 Paris, France

                           Pfizer, Inc.                                    Director
                           235 East 42nd Street
                           New York, New York  10017-5755

Michael S. Rome            None

Gerald Rosenfeld           Case Corporation                                Director
                           700 State Street
                           Racine, Wisconsin  53404

Steven H. Sands            None

Peter L. Smith             Dixie Yarns, Inc.                               Director
                           1100 Watkins Street
                           Chattanooga, Tennessee  37401

Arthur P. Solomon          None

Michael B. Solomon         Charming Shoppes, Inc.                          Director
                           450 Winks Lane
                           Bensalem, Pennsylvania  19020

Edouard M. Stern           Mainz Holdings Limited                          Director
                           P.O. Boxes 3161
                           Roadtown Tortola BVI

                           Penthievre Holdings B.V.                        Director
                           Jupiter Straat 158
                           2130 Ah Hoofdorp Netherlands

John S. Tamagni            Western Holdings, Inc.                          Director
                           (Prior to 9/20/96)
                           1491 Tyrell Lane
                           Boise, Idaho  82706

David L. Tashjian          None

J. Mikceoll Thomas         First National Bank of Chicago                  Executive Vice President
                           (Prior to 1/1/95)
                           One First National Plaza
                           Chiago, Illinois  60603

Donald A. Wagner           None

Ali E. Wambold             The Albert Fisher Group plc                     Director
                           Fisher House
                           61 Thames St.
                           Windsor, Berkshire S04 IQW
                           England

                           Lazard Brothers & Co., Ltd.                     Director
                           21 Moorfields
                           London EC2P 2HT
                           England

                           Lazard Burklin, Kuna & Co.                      Director
                           (Prior to 3/1/95)
                           Ulmeastrasse 37039
                           60325 Frankfurt and Main
                           Federal Republic of Germany

                           Lazard Freres & Co., Ltd.                       Director
                           21 Moorfields
                           London EC2P 2HT
                           England

                           Lazard S.P.A.                                   Director
                           Plazza Meda, 3
                           Milano, Italy  20121

                           Tomkins PLC                                     Director
                           East Putney House
                           84 Upper Richmond Road
                           London SW15 25T
                           England UK

John B. Ward               None

Michael A. Wildish         None

Kendrick P. Wilson III     American Buildings Company                      Director
                           State Docks Road
                           Eufaula, Alabama  36027

                           Bank United                                     Director
                           3200 Southwest Freeway
                           Houston, Texas  77027

                           ITT Corp.                                       Director
                           1330 Avenue of the Americas
                           New York, New York  10019

                           Meigher Communications, Inc.                    Director
                           100 Avenue of the Americas
                           New York, New York  10013

Alexander E. Zagoreoa      Drayton Korea Investment Trust                  Director
                           11 Devenshire Square
                           London EC2M 4YR

                           The Egypt Trust                                 Director
                           One Rockefeller Plaza
                           New York, New York  10020

                           The Emerging World Trust Fund Limited           Director
                           One Rockefeller Plaza
                           New York, New York  10020

                           Fleming Continental European                    Director
                           One Rockefeller Plaza
                           New York, New York  10020

                           Fleming Continental European                    Director
                           Investment Trust
                           25 Copthall Avenue
                           London EC2R 7DR

                           Gartmore Emerging Pacific                       Director
                           Investment Trust
                           Gartmore House
                           16-18 Monument Street
                           London EC3R 8AJ

                           Greek Progress Fund                             Director
                           Ergobank
                           S. Evripidou
                           40-44, Praxit, Elous
                           105-61 Athens
                           Greece

                           Latin American Investment Trust                 Director
                           Exchange House
                           Primrose Street
                           London EC2A 2NY

                           Merlin Green International                      Director
                           Investment Trust
                           Knightsbridge House
                           197 Knightsbridge
                           London SW7 1RB

                           New Zealand Investment                          Director
                           23 Cathedral Yard
                           Exeter EX1 1HB

                           Taiwan Opportunities Fund                       Director
                           C/O Martin-Currie
                           20 Castle Terrace
                           Edinburgh 2H1 2ES
                           U.K.

                           World Trust Fund                                Director
                           Kredietrust
                           11 rue Aldringen
                           Luxembourg  1-2960

Item 29. Principal Underwriters

         (a)      See Item 28 above.

         (b)      Nationwide Advisory Services, Inc.

                                                              Position with                      Position
       Name                      Business Address              Underwriter                   with Registrant
       ----                      ----------------              -----------                   ---------------
Dimon R. McFerson              One Nationwide Plaza       Chairman and CEO                 Chairman of Board of
                               Columbus  OH 43215                                          Trustees

Joseph J. Gasper               One Nationwide Plaza       President and Director           Vice Chairman of Board
                               Columbus  OH 43215                                          of Trustees

Robert A. Oakley               One Nationwide Plaza       Exec. VP - Chief Financial       N/A
                               Columbus  OH 43215         Officer and Director

Robert J. Woodward, Jr.        One Nationwide Plaza       Exec. VP - Chief Investment      Trustee
                               Columbus  OH 43215         Officer and Director

William S. Druen               One Nationwide Plaza       Sr. VP - General Counsel         N/A
                               Columbus  OH 43215         and Assistant Secretary

James F. Laird, Jr.            Three Nationwide Plaza     VP - General Manager             Treasurer
                               Columbus OH 43215

Edwin P. McCausland            One Nationwide Plaza       Senior VP - Fixed Income         Assistant Treasurer
                               Columbus  OH 43215         Securities

Joseph P. Rath                 One Nationwide Plaza       VP - Compliance                  N/A
                               Columbus  OH 43215

William G. Goslee              One Nationwide Plaza       Vice President                   N/A
                               Columbus  OH 43215

                                                              Position with                      Position
       Name                      Business Address              Underwriter                   with Registrant
       ----                      ----------------              -----------                   ---------------
Christopher A. Cray            Three Nationwide Plaza     Treasurer                        Assistant Treasurer
                               Columbus OH 43215

Susan A. Wolken                Three Nationwide Plaza     Director                         N/A
                               Columbus OH 43215

Dennis W. Click                One Nationwide Plaza       Vice President and Secretary     N/A
                               Columbus  OH 43215

Patricia J. Smith              Three Nationwide Plaza     Assistant Secretary              Assistant Secretary
                               Columbus OH 43215

Elizabeth A. Davin             One Nationwide Plaza       Assistant Secretary              Secretary
                               Columbus  OH 43215

Item 30. Location of Accounts and Records

         Christopher A. Cray
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(1) The Trust undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Trust's Annual Report, upon request and without charge.

(2) The Trust undertakes to hold a shareholder meeting, if requested to do so by the shareholders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purpose of voting upon removal of a trustee or trustees and to assist shareholders in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No.10 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this twenty-third day of December 1998.

                       NATIONWIDE INVESTING FOUNDATION III

                             By: JAMES F. LAIRD, JR.
                                --------------------
                         James F. Laird, Jr., Treasurer

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-THIRD DAY OF DECEMBER 1998.

Signature & Title
-----------------

Principal Executive Officer

DIMON R. MCFERSON*
---------------------------
Dimon R. McFerson, Trustee and Chairman

Principal Accounting and Financial Officer

JAMES F. LAIRD, JR.                DAVID C. WETMORE*
---------------------------        --------------------------
James F. Laird, Jr., Treasurer     David C. Wetmore, Trustee

JOHN C. BRYANT*                    *By: JAMES F. LAIRD, JR.
---------------------------             ----------------------
John C. Bryant, Trustee                 James F. Laird, Jr., Attorney-In-Fact

C. BRENT DEVORE
---------------------------
C. Brent Devore, Trustee

SUE A. DOODY*
---------------------------
Sue A. Doody, Trustee

ROBERT M. DUNCAN*
---------------------------
Robert M. Duncan, Trustee

CHARLES L. FUELLGRAF, JR.*
---------------------------
Charles L. Fuellgraf, Jr., Trustee

THOMAS J. KERR, IV*
---------------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
---------------------------
Douglas F. Kridler, Trustee

NANCY C. THOMAS*
---------------------------
Nancy C. Thomas, Trustee

HAROLD W. WEIHL*
---------------------------
Harold W. Weihl, Trustee